Schedule of Investments (unaudited) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.1%

Aerospace & Defense — 1.2%
AAR Corp.	1,450	$28,391
Aerojet Rocketdyne Holdings, Inc.(a)(b)	3,968	163,244
AeroVironment, Inc.(a)(b)	1,163	70,082
Astronics Corp.(b)	1,123	10,085
Axon Enterprise, Inc.(a)(b)	3,026	220,020
Cubic Corp.	1,725	65,912
Curtiss-Wright Corp.	2,287	237,048
Ducommun, Inc.(b)	520	14,685
Hexcel Corp.	4,591	158,803
Huntington Ingalls Industries, Inc.	2,129	407,512
Kratos Defense & Security Solutions, Inc.(b)	5,061	76,016
Maxar Technologies, Inc.(b)	3,386	42,697
Mercury Systems, Inc.(b)	2,934	261,595
Moog, Inc., Class A	1,670	82,632
National Presto Industries, Inc.	199	16,181
Park Aerospace Corp.	922	12,272
Parsons Corp.(b)	1,076	40,242
Spirit AeroSystems Holdings, Inc., Class A	5,600	124,096
Teledyne Technologies, Inc.(b)	1,902	619,424
Triumph Group, Inc.	2,190	15,418
Vectrus, Inc.(b)	535	27,825

		2,694,180

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(b)	3,300	66,792
Atlas Air Worldwide Holdings, Inc.(b)	1,369	44,972
Echo Global Logistics, Inc.(b)	1,276	22,368
Forward Air Corp.	1,393	71,879
Hub Group, Inc., Class A(b)	1,690	81,306
Park-Ohio Holdings Corp.	104	1,906
Radiant Logistics, Inc.(b)	1,614	6,908
XPO Logistics, Inc.(b)	4,929	328,961

		625,092

Airlines — 0.3%
Alaska Air Group, Inc.	6,200	201,624
Allegiant Travel Co.	738	57,918
Copa Holdings SA, Class A	1,689	74,671
Hawaiian Holdings, Inc.	2,718	39,139
JetBlue Airways Corp.(a)(b)	15,360	149,606
Mesa Air Group, Inc.(a)(b)	1,375	6,249
SkyWest, Inc.	2,747	85,020
Spirit Airlines, Inc.(a)(b)	3,580	53,772

		667,999

Auto Components — 0.7%
Adient PLC(b)	4,939	73,986
American Axle & Manufacturing Holdings, Inc.(b)	6,788	29,324
BorgWarner, Inc.	11,063	316,070
Cooper Tire & Rubber Co.	2,999	63,549

Security	Shares	Value

Auto Components (continued)
Cooper-Standard Holdings, Inc.(a)(b)	836	$10,743
Dana, Inc.	7,548	86,802
Dorman Products, Inc.(b)	1,445	91,151
Fox Factory Holding Corp.(b)	1,873	95,542
Gentex Corp.	13,597	329,591
Gentherm, Inc.(b)	1,620	60,653
Goodyear Tire & Rubber Co.	13,174	94,458
LCI Industries	1,307	113,343
Modine Manufacturing Co.(b)	2,488	11,519
Motorcar Parts of America, Inc.(a)(b)	885	12,593
Spartan Motors, Inc.	2,029	28,589
Standard Motor Products, Inc.	973	39,591
Stoneridge, Inc.(b)	1,291	25,859
Tenneco, Inc., Class A	2,345	12,170
Visteon Corp.(a)(b)	1,505	90,751

		1,586,284

Automobiles — 0.2%
Harley-Davidson, Inc.(a)	8,161	178,155
Thor Industries, Inc.	2,746	181,785
Winnebago Industries, Inc.(a)	1,656	73,477

		433,417

Banks — 5.7%
1st Constitution Bancorp	645	8,191
1st Source Corp.	821	28,513
ACNB Corp.	459	12,834
Allegiance Bancshares, Inc.(a)	891	22,346
Amalgamated Bank, Class A	644	6,891
Amerant Bancorp, Inc.(b)	994	13,439
American National Bankshares, Inc.	893	23,888
Ameris Bancorp	3,462	88,039
Ames National Corp.	530	11,236
Arrow Financial Corp.	959	27,331
Associated Banc-Corp	8,773	124,050
Atlantic Capital Bancshares, Inc.(b)	1,563	19,616
Atlantic Union Bankshares Corp.	4,223	100,803
BancFirst Corp.	939	36,161
Banco Latinoamericano de Comercio Exterior SA	1,922	21,949
Bancorp, Inc.(b)	1,805	12,581
BancorpSouth Bank	5,537	121,205
Bank First Corp.(a)	293	15,007
Bank of Commerce Holdings	768	5,906
Bank of Hawaii Corp.	2,109	143,792
Bank of Marin Bancorp	706	23,270
Bank of NT Butterfield & Son Ltd.	2,941	64,731
Bank of Princeton	17	357
Bank OZK	6,634	150,061
Bank7 Corp.	125	1,250
BankFinancial Corp.	1,007	8,328
BankUnited, Inc.	5,321	105,409
Bankwell Financial Group, Inc.	660	10,065
Banner Corp.	1,390	53,418

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bar Harbor Bankshares	689	$12,664
Baycom Corp.(b)	170	2,096
BCB Bancorp, Inc.	694	7,023
BOK Financial Corp.	1,740	90,115
Boston Private Financial Holdings, Inc.	2,027	15,405
Bridge Bancorp, Inc.	1,249	25,842
Bryn Mawr Bank Corp.	1,311	38,170
Business First Bancshares, Inc.	1,013	14,162
Byline Bancorp, Inc.	1,534	18,899
C&F Financial Corp.	146	5,192
Cadence BanCorp	5,144	34,053
Cambridge Bancorp	225	12,550
Camden National Corp.	767	25,119
Capital Bancorp, Inc.(b)	913	9,915
Capital City Bank Group, Inc.	641	14,128
Capstar Financial Holdings, Inc.	606	6,914
Carolina Financial Corp.	1,424	48,174
Carter Bank & Trust	1,293	12,258
Cathay General Bancorp	4,222	117,878
CBTX, Inc.	910	16,435
CenterState Bank Corp.	6,520	113,383
Central Pacific Financial Corp.	639	11,176
Central Valley Community Bancorp	698	10,212
Century Bancorp, Inc., Class A	157	11,726
Chemung Financial Corp.	272	6,664
CIT Group, Inc.	5,130	97,367
Citizens & Northern Corp.	890	15,913
City Holding Co.	819	55,356
Civista Bancshares, Inc.	700	10,731
CNB Financial Corp.	684	12,134
Coastal Financial Corp.(b)	381	5,002
Codorus Valley Bancorp, Inc.	558	7,840
Colony Bankcorp, Inc.	304	3,830
Columbia Banking System, Inc.	3,008	81,186
Commerce Bancshares, Inc.	5,399	330,365
Community Bank System, Inc.	2,751	171,910
Community Bankers Trust Corp.	1,006	5,624
Community Financial Corp.	187	4,338
Community Trust Bancorp, Inc.	803	27,222
ConnectOne Bancorp, Inc.	1,663	24,845
CrossFirst Bankshares, Inc.(a)(b)	2,444	23,633
Cullen/Frost Bankers, Inc.	2,974	213,712
Customers Bancorp, Inc.(b)	1,348	17,200
CVB Financial Corp.	6,744	140,174
Eagle Bancorp, Inc.	1,288	45,183
East West Bancorp, Inc.	7,647	268,180
Enterprise Bancorp, Inc.	520	12,558
Enterprise Financial Services Corp.	1,489	45,772
Equity Bancshares, Inc., Class A(b)	729	13,661
Esquire Financial Holdings, Inc.(b)	330	5,419
Evans Bancorp, Inc.	193	5,360
Farmers & Merchants Bancorp, Inc./Archbold	529	12,696
Farmers National Banc Corp.	1,941	24,049

Security	Shares	Value

Banks (continued)
FB Financial Corp.	1,032	$23,055
Fidelity D&D Bancorp, Inc.	158	6,096
Financial Institutions, Inc.	857	16,583
First Bancorp, Inc.	776	16,994
First BanCorp, Puerto Rico	11,430	66,637
First Bancorp/Southern Pines	1,629	43,315
First Bancshares, Inc.	1,030	20,518
First Bank/Hamilton	786	6,225
First Busey Corp.	2,831	52,147
First Business Financial Services, Inc.	336	5,772
First Capital, Inc.	162	8,076
First Choice Bancorp	535	8,143
First Citizens BancShares, Inc., Class A	360	137,520
First Commonwealth Financial Corp.	4,004	38,118
First Community Bancshares, Inc.	1,115	26,281
First Financial Bancorp	4,073	62,643
First Financial Bankshares, Inc.	7,133	198,654
First Financial Corp.	698	24,793
First Financial Northwest, Inc.	318	3,123
First Foundation, Inc.	1,835	25,250
First Guaranty Bancshares, Inc.	384	5,188
First Hawaiian, Inc.	7,266	127,809
First Horizon National Corp.	16,922	153,652
First Internet Bancorp	483	7,583
First Interstate Bancsystem, Inc., Class A	2,124	71,791
First Merchants Corp.	2,930	82,948
First Mid Bancshares, Inc.	1,117	29,824
First Midwest Bancorp, Inc.	4,305	63,628
First Northwest Bancorp	1,156	13,467
First of Long Island Corp.	1,666	26,306
FNB Corp.	17,921	144,981
FNCB Bancorp, Inc.	306	1,897
Franklin Financial Network, Inc.	580	13,758
Franklin Financial Services Corp.	294	8,497
Fulton Financial Corp.	8,301	97,039
FVCBankcorp, Inc.(b)	1,055	12,143
German American Bancorp, Inc.	1,488	44,238
Glacier Bancorp, Inc.	4,656	177,300
Great Southern Bancorp, Inc.	654	27,841
Great Western Bancorp, Inc.	2,356	44,293
Guaranty Bancshares, Inc.	399	10,761
Hancock Whitney Corp.	4,603	96,249
Hanmi Financial Corp.	814	9,825
HarborOne Bancorp, Inc.(b)	1,238	9,929
Hawthorn Bancshares, Inc.	545	9,919
HBT Financial, Inc.	587	6,839
Heartland Financial USA, Inc.	2,034	69,095
Heritage Commerce Corp.	3,109	27,608
Heritage Financial Corp.	1,541	30,897
Home BancShares, Inc.	8,771	134,459
HomeTrust Bancshares, Inc.	876	13,464
Hope Bancorp, Inc.	4,942	49,173
Horizon Bancorp	2,298	26,151

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Howard Bancorp, Inc.(b)	621	$6,937
Iberiabank Corp.	2,879	119,363
Independent Bank Corp.	2,483	120,923
Independent Bank Group, Inc.	1,890	57,286
International Bancshares Corp.	3,046	88,303
Investar Holding Corp.	370	4,643
Investors Bancorp, Inc.	12,723	118,451
Lakeland Bancorp, Inc.	2,903	32,485
Lakeland Financial Corp.	1,414	59,855
LCNB Corp.	1,028	14,741
Level One Bancorp, Inc.	336	6,085
Live Oak Bancshares, Inc.	1,248	17,410
Macatawa Bank Corp.	1,007	7,734
Mackinac Financial Corp.	391	4,035
MainStreet Bancshares, Inc.(b)	295	4,431
Mercantile Bank Corp.	768	18,125
Metrocity Bankshares, Inc.	851	9,008
Metropolitan Bank Holding Corp.(b)	320	8,029
Mid Penn Bancorp, Inc.	619	12,132
Midland States Bancorp, Inc.	1,038	16,836
MidWestOne Financial Group, Inc.	679	14,171
MVB Financial Corp.	703	9,652
National Bank Holdings Corp., Class A	1,196	31,790
National Bankshares, Inc.	350	10,493
NBT Bancorp, Inc.	1,797	59,535
Nicolet Bankshares, Inc.(b)	487	26,795
Northeast Bank(b)	309	5,176
Northrim BanCorp, Inc.	325	7,621
Norwood Financial Corp.	265	6,261
Oak Valley Bancorp	300	3,918
OFG Bancorp	2,026	25,487
Ohio Valley Banc Corp.	200	5,040
Old National Bancorp	7,841	111,107
Old Second Bancorp, Inc.	1,188	9,777
Opus Bank	1,067	20,508
Origin Bancorp, Inc.	914	20,373
Orrstown Financial Services, Inc.	493	7,592
Pacific Mercantile Bancorp(b)	851	3,412
Pacific Premier Bancorp, Inc.	2,832	60,463
PacWest Bancorp	6,541	132,390
Park National Corp.	756	60,465
Parke Bancorp, Inc.	468	6,594
PCB Bancorp	756	7,091
Peapack Gladstone Financial Corp.	649	12,247
Penns Woods Bancorp, Inc.	318	7,282
People’s United Financial, Inc.	23,423	297,238
People’s Utah Bancorp	705	15,143
Peoples Bancorp of North Carolina, Inc.	237	4,124
Peoples Bancorp, Inc.	1,308	31,797
Peoples Financial Services Corp.	376	13,916
Pinnacle Financial Partners, Inc.	3,925	157,981
Popular, Inc.	5,125	197,774
Preferred Bank	660	25,179
Premier Financial Bancorp, Inc.	602	7,826

Security	Shares	Value

Banks (continued)
Professional Holding Corp., Class A(b)	149	$2,189
Prosperity Bancshares, Inc.	4,821	288,922
QCR Holdings, Inc.	1,011	31,119
RBB Bancorp	994	12,842
Red River Bancshares, Inc.	271	10,377
Reliant Bancorp Inc.	453	6,596
Renasant Corp.	3,183	83,490
Republic Bancorp, Inc., Class A	679	22,631
Republic First Bancorp, Inc.(b)	2,161	5,683
Richmond Mutual BanCorp., Inc.(b)	732	7,818
S&T Bancorp, Inc.	2,052	54,809
Sandy Spring Bancorp, Inc.	2,076	52,938
SB One Bancorp	585	10,782
Seacoast Banking Corp. of Florida(a)(b)	2,600	58,422
Select Bancorp, Inc.(b)	788	6,462
ServisFirst Bancshares, Inc.(a)	2,701	95,939
Shore Bancshares, Inc.	727	8,070
Sierra Bancorp	672	13,642
Signature Bank	2,893	310,072
Silvergate Capital Corp., Class A(b)	161	2,560
Simmons First National Corp., Class A	5,010	93,687
SmartFinancial, Inc.	576	8,329
South Plains Financial, Inc.	568	7,060
South State Corp.	1,875	108,450
Southern First Bancshares, Inc.(b)	699	20,383
Southern National Bancorp of Virginia, Inc.	1,386	13,957
Southside Bancshares, Inc.	1,733	52,700
Spirit of Texas Bancshares, Inc.(b)	780	8,962
Sterling Bancorp	10,484	129,268
Stock Yards Bancorp, Inc.	1,195	39,483
Summit Financial Group, Inc.	449	7,929
Synovus Financial Corp.	7,664	161,021
TCF Financial Corp.	8,259	245,210
Texas Capital Bancshares, Inc.(b)	2,688	74,673
Tompkins Financial Corp.	839	56,641
TowneBank	3,827	77,305
Trico Bancshares	1,476	44,457
TriState Capital Holdings, Inc.(b)	1,104	15,699
Triumph Bancorp, Inc.(a)(b)	1,079	29,899
Trustmark Corp.	3,618	96,275
UMB Financial Corp.	2,460	125,066
Umpqua Holdings Corp.	12,309	154,170
Union Bankshares, Inc.	170	4,085
United Bankshares, Inc.	5,395	161,634
United Community Banks, Inc.	3,072	64,957
United Security Bancshares	1,160	7,726
Unity Bancorp, Inc.	440	6,318
Univest Financial Corp.	1,934	34,232
Valley National Bancorp	21,492	179,673
Veritex Holdings, Inc.	2,353	41,319
Washington Trust Bancorp, Inc.	826	28,918
Webster Financial Corp.	4,939	139,527
WesBanco, Inc.	3,647	90,008

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
West BanCorp., Inc.	744	$13,838
Westamerica BanCorp	1,343	84,609
Western Alliance Bancorp	4,898	175,740
Wintrust Financial Corp.	3,107	130,183
Zions Bancorp. NA	8,528	269,570

		12,291,929

Beverages — 0.2%
Boston Beer Co., Inc., Class A(a)(b)	437	203,865
Celsius Holdings, Inc.(a)(b)	1,474	7,399
Coca-Cola Consolidated, Inc.	266	62,635
Craft Brew Alliance, Inc.(a)(b)	567	8,562
MGP Ingredients, Inc.	757	28,561
National Beverage Corp.(b)	691	34,709
New Age Beverages Corp.(b)	3,021	4,260

		349,991

Biotechnology — 6.2%
89bio, Inc.(b)	127	2,986
Abeona Therapeutics, Inc.(b)	2,644	6,293
ACADIA Pharmaceuticals, Inc.(b)	5,948	287,348
Acceleron Pharma, Inc.(b)	2,422	219,264
Acorda Therapeutics, Inc.(b)	1,880	1,810
Adamas Pharmaceuticals, Inc.(b)	757	2,445
ADMA Biologics, Inc.(a)(b)	3,350	9,882
Aduro Biotech, Inc.(b)	3,291	9,100
Adverum Biotechnologies, Inc.(a)(b)	3,531	41,842
Aeglea BioTherapeutics, Inc.(b)	1,022	7,941
Affimed NV(b)	3,517	7,702
Agenus, Inc.(b)	7,129	18,999
AgeX Therapeutics, Inc.(a)(b)	346	292
Agios Pharmaceuticals, Inc.(b)	3,203	131,771
Aimmune Therapeutics, Inc.(a)(b)	2,351	40,249
Akcea Therapeutics, Inc.(a)(b)	626	10,680
Akebia Therapeutics, Inc.(b)	6,186	50,107
Akero Therapeutics, Inc.(b)	398	8,119
Albireo Pharma, Inc.(b)	610	13,701
Aldeyra Therapeutics, Inc.(b)	927	2,920
Alector, Inc.(a)(b)	1,628	40,244
Alkermes PLC(b)	8,379	114,876
Allakos, Inc.(a)(b)	972	63,919
Allogene Therapeutics, Inc.(a)(b)	2,191	63,320
Alnylam Pharmaceuticals, Inc.(b)	5,732	754,904
AMAG Pharmaceuticals, Inc.(a)(b)	1,473	11,828
Amicus Therapeutics, Inc.(b)	13,809	163,084
AnaptysBio, Inc.(b)	1,553	24,258
Anavex Life Sciences Corp.(b)	2,395	8,287
Apellis Pharmaceuticals, Inc.(b)	3,036	104,044
Applied Therapeutics, Inc.(a)(b)	402	14,371
Aprea Therapeutics, Inc.(a)(b)	294	9,346
Arcus Biosciences, Inc.(b)	1,538	40,619
Arcutis Biotherapeutics, Inc.(b)	494	14,682
Ardelyx, Inc.(b)	2,965	19,510
Arena Pharmaceuticals, Inc.(b)	2,670	130,750

Security	Shares	Value

Biotechnology (continued)
Arrowhead Pharmaceuticals, Inc.(b)	5,434	$187,093
Atara Biotherapeutics, Inc.(b)	2,555	21,181
Athenex, Inc.(b)	3,993	35,697
Athersys, Inc.(a)(b)	8,186	18,828
Atreca, Inc., Class A(b)	815	12,453
Avid Bioservices, Inc.(b)	2,722	16,604
Avrobio, Inc.(b)	1,113	14,324
Baudax Bio, Inc.(b)	302	929
Beam Therapeutics, Inc.(a)(b)	583	9,299
Beyondspring, Inc.(b)	642	9,213
BioCryst Pharmaceuticals, Inc.(b)	9,301	36,367
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	2,286	107,671
Biospecifics Technologies Corp.(a)(b)	373	21,227
Bioxcel Therapeutics, Inc.(b)	345	12,765
Black Diamond Therapeutics, Inc.(a)(b)	740	27,410
Bluebird Bio, Inc.(b)	3,026	163,041
Blueprint Medicines Corp.(b)	2,859	168,195
Bridgebio Pharma, Inc.(b)	4,084	124,685
Cabaletta Bio, Inc.(b)	255	1,849
Calithera Biosciences, Inc.(b)	2,652	16,257
Calyxt, Inc.(b)	478	2,084
CareDx, Inc.(a)(b)	2,140	54,313
CASI Pharmaceuticals, Inc.(a)(b)	2,011	3,740
Castle Biosciences, Inc.(a)(b)	655	20,259
Catalyst Pharmaceuticals, Inc.(b)	3,866	18,325
CEL-SCI Corp.(a)(b)	1,585	27,896
Celcuity, Inc.(a)(b)	238	1,430
Cellular Biomedicine Group, Inc.(b)	603	8,743
Centogene NV(b)	106	2,067
Checkpoint Therapeutics, Inc.(b)	1,158	2,038
ChemoCentryx, Inc.(b)	2,157	114,343
Chiasma, Inc.(b)	1,470	7,600
Chimerix, Inc.(b)	1,809	4,161
Clovis Oncology, Inc.(a)(b)	2,478	18,858
Coherus Biosciences, Inc.(b)	3,195	53,037
Concert Pharmaceuticals, Inc.(b)	1,277	12,744
Constellation Pharmaceuticals, Inc.(b)	1,096	39,434
Contra GTX, Inc.(a)(b)(c)	23	47
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	2,476	16,044
Cortexyme, Inc.(a)(b)	706	32,208
Crinetics Pharmaceuticals, Inc.(b)	563	9,391
Cue Biopharma, Inc.(a)(b)	969	24,787
Cyclerion Therapeutics, Inc.(a)(b)	984	3,808
Cytokinetics, Inc.(a)(b)	2,996	45,270
CytomX Therapeutics, Inc.(b)	2,816	29,061
Deciphera Pharmaceuticals, Inc.(b)	1,128	65,401
Denali Therapeutics, Inc.(b)	2,962	64,749
Dicerna Pharmaceuticals, Inc.(b)	2,798	55,121
Dynavax Technologies Corp.(b)	4,678	19,881
Eagle Pharmaceuticals, Inc.(b)	548	27,937
Editas Medicine, Inc.(a)(b)	2,856	66,031
Eidos Therapeutics, Inc.(b)	659	30,604

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Eiger Biopharmaceuticals, Inc.(b)	1,515	$11,272
Emergent Biosolutions, Inc.(b)	2,422	179,107
Enanta Pharmaceuticals, Inc.(b)	1,019	47,251
Enochian Biosciences, Inc.(b)	782	2,674
Epizyme, Inc.(a)(b)	4,224	69,527
Esperion Therapeutics, Inc.(a)(b)	1,254	49,658
Evelo Biosciences, Inc.(a)(b)	541	2,997
Exact Sciences Corp.(a)(b)	7,458	589,033
Exelixis, Inc.(b)	15,919	393,120
Fate Therapeutics, Inc.(b)	3,222	88,218
FibroGen, Inc.(b)	4,276	157,742
Five Prime Therapeutics, Inc.(a)(b)	1,464	4,802
Flexion Therapeutics, Inc.(a)(b)	1,623	17,269
Frequency Therapeutics, Inc.(b)	286	4,550
G1 Therapeutics, Inc.(a)(b)	2,076	27,258
Galectin Therapeutics, Inc.(a)(b)	2,234	5,551
Geron Corp.(a)(b)	8,943	10,642
Global Blood Therapeutics, Inc.(a)(b)	3,041	232,697
GlycoMimetics, Inc.(a)(b)	1,412	3,939
Gossamer Bio, Inc.(b)	1,782	23,202
Gritstone Oncology, Inc.(a)(b)	1,294	9,071
Halozyme Therapeutics, Inc.(b)	7,152	162,029
Harpoon Therapeutics, Inc.(b)	320	4,032
Heron Therapeutics, Inc.(a)(b)	4,708	67,136
Homology Medicines, Inc.(b)	1,203	14,520
Hookipa Pharma, Inc.(b)	459	4,067
IGM Biosciences, Inc.(b)	335	18,348
ImmunoGen, Inc.(b)	9,858	40,221
Immunomedics, Inc.(b)	10,275	312,154
Inovio Pharmaceuticals, Inc.(a)(b)	4,759	57,251
Insmed, Inc.(a)(b)	4,770	109,710
Intellia Therapeutics, Inc.(a)(b)	2,092	28,179
Intercept Pharmaceuticals, Inc.(a)(b)	1,354	110,920
Invitae Corp.(a)(b)	4,241	70,189
Ionis Pharmaceuticals, Inc.(b)	6,805	377,882
Iovance Biotherapeutics, Inc.(b)	6,316	203,059
Ironwood Pharmaceuticals, Inc.(b)	8,549	85,490
Jounce Therapeutics, Inc.(a)(b)	663	3,249
Kadmon Holdings, Inc.(b)	7,713	33,166
KalVista Pharmaceuticals, Inc.(b)	1,035	11,292
Karuna Therapeutics, Inc.(b)	607	50,430
Karyopharm Therapeutics, Inc.(a)(b)	3,248	71,618
Kezar Life Sciences, Inc.(b)	1,483	6,970
Kindred Biosciences, Inc.(b)	1,751	8,790
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	689	13,746
Kodiak Sciences, Inc.(a)(b)	1,586	86,516
Krystal Biotech, Inc.(a)(b)	619	29,211
Kura Oncology, Inc.(b)	1,590	23,134
La Jolla Pharmaceutical Co.(a)(b)	861	6,251
Lexicon Pharmaceuticals, Inc.(a)(b)	1,794	3,391
Ligand Pharmaceuticals, Inc.(b)	933	91,966
Lineage Cell Therapeutics, Inc.(a)(b)	4,804	4,083
LogicBio Therapeutics, Inc.(b)	379	2,168

Security	Shares	Value

Biotechnology (continued)
MacroGenics, Inc.(b)	2,334	$16,805
Madrigal Pharmaceuticals, Inc.(a)(b)	503	42,091
Magenta Therapeutics, Inc.(b)	858	6,993
MannKind Corp.(a)(b)	10,852	14,108
Marker Therapeutics, Inc.(b)	1,128	3,108
MediciNova, Inc.(b)	1,987	10,233
MEI Pharma, Inc.(b)	4,819	13,059
MeiraGTx Holdings PLC(b)	826	11,374
Mersana Therapeutics, Inc.(b)	2,234	20,173
Millendo Therapeutics, Inc.(b)	651	1,087
Minerva Neurosciences, Inc.(b)	1,288	11,553
Mirati Therapeutics, Inc.(a)(b)	1,593	135,469
Mirum Pharmaceuticals, Inc.(b)	259	4,377
Moderna, Inc.(b)	11,903	547,419
Molecular Templates, Inc.(b)	966	15,678
Momenta Pharmaceuticals, Inc.(b)	5,893	186,808
Morphic Holding, Inc.(b)	509	6,927
Mustang Bio, Inc.(b)	1,547	4,270
Myriad Genetics, Inc.(b)	3,366	52,038
Natera, Inc.(b)	3,286	121,713
Neon Therapeutics, Inc.(b)	541	1,563
Neurocrine Biosciences, Inc.(a)(b)	4,910	481,867
NextCure, Inc.(b)	627	20,327
Novavax, Inc.(a)(b)	1,894	34,338
Oncocyte Corp.(a)(b)	663	1,790
OPKO Health, Inc.(a)(b)	17,288	38,379
Organogenesis Holdings, Inc.(a)(b)	528	1,959
Oyster Point Pharma, Inc.(b)	274	8,056
Palatin Technologies, Inc.(a)(b)	8,861	4,293
PDL BioPharma, Inc.(b)	5,397	18,296
Pfenex, Inc.(b)	1,451	8,343
PhaseBio Pharmaceuticals, Inc.(b)	571	2,204
Pieris Pharmaceuticals, Inc.(b)	2,480	6,572
PolarityTE, Inc.(b)	391	403
Portola Pharmaceuticals, Inc.(a)(b)	4,375	30,975
Precigen, Inc.(a)(b)	5,036	18,130
Precision BioSciences, Inc.(a)(b)	1,733	11,923
Prevail Therapeutics, Inc.(a)(b)	661	9,551
Principia Biopharma, Inc.(a)(b)	1,046	65,040
Progenics Pharmaceuticals, Inc.(b)	4,138	16,304
Protagonist Therapeutics, Inc.(b)	866	5,846
Prothena Corp. PLC(b)	1,951	21,890
PTC Therapeutics, Inc.(b)	3,189	162,384
Puma Biotechnology, Inc.(a)(b)	1,511	15,186
Radius Health, Inc.(b)	2,221	34,847
Rapt Therapeutics, Inc.(b)	116	1,762
Recro Pharma, Inc.(b)	960	8,122
REGENXBIO, Inc.(b)	1,851	73,707
Replimune Group, Inc.(b)	661	11,957
Retrophin, Inc.(b)	2,373	36,117
Revolution Medicines, Inc.(b)	904	28,268
Rhythm Pharmaceuticals, Inc.(b)	1,435	27,035
Rigel Pharmaceuticals, Inc.(b)	8,116	14,528
Rocket Pharmaceuticals, Inc.(a)(b)	1,841	27,247

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Rubius Therapeutics, Inc.(a)(b)	1,843	$11,150
Sage Therapeutics, Inc.(b)	2,741	106,844
Sangamo Therapeutics, Inc.(a)(b)	6,313	51,451
Sarepta Therapeutics, Inc.(a)(b)	3,761	443,347
Savara, Inc.(a)(b)	1,819	4,384
Scholar Rock Holding Corp.(b)	858	14,097
Seattle Genetics, Inc.(b)	6,214	852,747
Seres Therapeutics, Inc.(b)	1,943	7,150
Solid Biosciences, Inc.(b)	943	2,188
Sorrento Therapeutics, Inc.(a)(b)	6,216	14,110
Spectrum Pharmaceuticals, Inc.(b)	5,365	15,558
Spero Therapeutics, Inc.(b)	637	7,918
SpringWorks Therapeutics, Inc.(a)(b)	704	21,303
Stemline Therapeutics, Inc.(a)(b)	2,350	12,290
Stoke Therapeutics, Inc.(b)	1,068	22,460
Strongbridge Biopharma PLC(b)	1,475	4,219
Sutro Biopharma, Inc.(b)	500	4,925
Syndax Pharmaceuticals, Inc.(a)(b)	1,105	19,890
Synlogic, Inc.(a)(b)	699	1,454
Syros Pharmaceuticals, Inc.(a)(b)	1,641	13,834
TCR2 Therapeutics, Inc.(a)(b)	567	5,409
TG Therapeutics, Inc.(a)(b)	4,245	49,921
Tocagen, Inc.(b)	867	1,014
Translate Bio, Inc.(a)(b)	1,679	21,558
Turning Point Therapeutics, Inc.(b)	1,537	79,171
Twist Bioscience Corp.(b)	1,369	44,780
Tyme Technologies, Inc.(a)(b)	3,461	5,607
Ultragenyx Pharmaceutical, Inc.(a)(b)	2,947	178,087
United Therapeutics Corp.(b)	2,285	250,345
UNITY Biotechnology, Inc.(b)	1,418	9,203
UroGen Pharma Ltd.(b)	735	16,324
Vanda Pharmaceuticals, Inc.(b)	3,016	34,684
VBI Vaccines, Inc.(a)(b)	11,364	13,864
Veracyte, Inc.(a)(b)	2,658	71,686
Vericel Corp.(b)	2,140	31,030
Viela Bio, Inc.(b)	266	10,808
Viking Therapeutics, Inc.(a)(b)	3,130	18,029
Vir Biotechnology, Inc.(b)	238	7,261
Voyager Therapeutics, Inc.(a)(b)	1,185	12,810
X4 Pharmaceuticals, Inc.(a)(b)	810	7,541
XBiotech, Inc.(a)(b)	641	10,141
Xencor, Inc.(b)	2,545	74,390
Y-mAbs Therapeutics, Inc.(b)	1,256	42,176
ZIOPHARM Oncology, Inc.(b)	10,961	30,691

		13,511,082

Building Products — 1.6%
AAON, Inc.(a)	2,031	96,757
Advanced Drainage Systems, Inc.	2,363	95,796
Allegion PLC	4,891	491,741
Ameresco, Inc., Class A(b)	1,102	19,902
American Woodmark Corp.(a)(b)	938	48,223
AO Smith Corp.	7,204	305,306
Apogee Enterprises, Inc.	1,285	26,265

Security	Shares	Value

Building Products (continued)
Armstrong Flooring, Inc.(a)(b)	926	$1,945
Armstrong World Industries, Inc.	2,518	194,087
Builders FirstSource, Inc.(b)	6,090	111,751
Caesarstone Ltd.	1,162	11,399
Cornerstone Building Brands, Inc.(a)(b)	2,278	12,142
CSW Industrials, Inc.	884	58,556
Fortune Brands Home & Security, Inc.	7,398	356,584
Gibraltar Industries, Inc.(b)	1,749	80,979
Griffon Corp.	2,124	34,855
Insteel Industries, Inc.	890	15,637
JELD-WEN Holding, Inc.(b)	3,905	49,593
Lennox International, Inc.(a)	1,858	346,851
Masonite International Corp.(b)	1,337	78,990
Owens Corning	5,789	251,011
Patrick Industries, Inc.	1,186	48,887
PGT Innovations, Inc.(b)	2,759	28,528
Quanex Building Products Corp.	1,530	19,079
Resideo Technologies, Inc.(b)	6,881	35,300
Simpson Manufacturing Co., Inc.	2,389	172,247
Trex Co., Inc.(b)	3,106	295,753
UFP Industries, Inc.	2,997	123,237

		3,411,401

Capital Markets — 1.9%
Affiliated Managers Group, Inc.	2,547	178,188
Ares Management Corp., Class A	3,668	123,061
Arlington Asset Investment Corp., Class A	1,624	4,596
Artisan Partners Asset Management, Inc., Class A	2,385	70,214
AssetMark Financial Holdings(b)	652	15,641
Associated Capital Group, Inc., Class A	121	4,631
B. Riley Financial, Inc.	1,208	24,027
BGC Partners, Inc., Class A	17,819	55,150
Blucora, Inc.(b)	2,731	38,425
BrightSphere Investment Group PLC(b)	3,160	23,416
Cohen & Steers, Inc.	1,293	74,658
Cowen, Inc., Class A	1,204	13,184
Diamond Hill Investment Group, Inc.	163	17,858
Donnelley Financial Solutions, Inc.(a)(b)	1,549	11,277
Eaton Vance Corp.	5,703	209,300
Evercore, Inc., Class A	2,103	108,515
Federated Hermes, Inc.	4,950	112,711
Focus Financial Partners, Inc., Class A(b)	1,740	41,516
GAIN Capital Holdings, Inc.	954	6,239
GAMCO Investors, Inc., Class A	288	3,727
Greenhill & Co., Inc.	761	8,120
Hamilton Lane, Inc., Class A	1,180	76,523
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,450	96,565
Houlihan Lokey, Inc.	2,285	135,683
INTL. FCStone, Inc.(b)	925	36,963
Janus Henderson Group PLC	8,519	152,490

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Lazard Ltd., Class A	5,114	$140,635
Legg Mason, Inc.	4,649	231,660
LPL Financial Holdings, Inc.	4,357	262,378
MarketAxess Holdings, Inc.	1,963	893,185
Medallion Financial Corp.(a)(b)	819	2,359
Moelis & Co., Class A	2,611	77,991
Oppenheimer Holdings, Inc., Class A	470	9,673
Piper Sandler Cos	752	40,540
PJT Partners, Inc., Class A	1,238	60,216
Pzena Investment Management, Inc., Class A	654	3,218
Safeguard Scientifics, Inc.(a)	1,114	7,898
Sculptor Capital Management, Inc.	825	12,094
SEI Investments Co.	6,908	352,032
Siebert Financial Corp.(b)	466	2,656
Silvercrest Asset Management Group, Inc., Class A	334	3,400
Stifel Financial Corp.	3,349	148,294
Virtu Financial, Inc., Class A	2,856	66,745
Virtus Investment Partners, Inc.	318	25,844
Waddell & Reed Financial, Inc., Class A	4,007	58,302
Westwood Holdings Group, Inc.	391	9,005
WisdomTree Investments, Inc.	6,816	22,084

		4,072,887

Chemicals — 2.1%
Advanced Emissions Solutions, Inc.	699	5,194
AdvanSix, Inc.(b)	1,379	16,796
Albemarle Corp.	5,578	342,657
American Vanguard Corp.	1,427	17,937
Ashland Global Holdings, Inc.	2,943	181,554
Axalta Coating Systems Ltd.(b)	11,116	219,430
Balchem Corp.	1,760	157,062
Cabot Corp.	2,950	99,976
CF Industries Holdings, Inc.	11,903	327,332
Chase Corp.	362	34,122
Chemours Co.	8,725	102,344
Codexis, Inc.(b)	3,118	36,200
Element Solutions, Inc.(a)(b)	11,640	119,310
Ferro Corp.(a)(b)	4,495	44,815
Flotek Industries, Inc.(b)	1,723	1,546
FutureFuel Corp.	947	9,830
GCP Applied Technologies, Inc.(b)	3,113	53,295
Hawkins, Inc.	459	17,180
HB Fuller Co.	2,605	95,838
Huntsman Corp.	11,155	187,516
Ingevity Corp.(b)	2,222	115,366
Innospec, Inc.	1,279	92,753
Intrepid Potash, Inc.(a)(b)	4,093	3,942
Koppers Holdings, Inc.(b)	903	14,231
Kraton Corp.(b)	1,490	23,259
Kronos Worldwide, Inc.	1,095	10,392
Landec Corp.(b)	1,196	13,335
Livent Corp.(a)(b)	6,996	43,375

Security	Shares	Value

Chemicals (continued)
LSB Industries, Inc.(b)	806	$1,604
Marrone Bio Innovations, Inc.(a)(b)	4,139	3,022
Minerals Technologies, Inc.	1,843	81,166
NewMarket Corp.	362	148,941
Olin Corp.	8,709	116,265
Orion Engineered Carbons SA	3,189	29,052
PolyOne Corp.	4,920	114,587
PQ Group Holdings, Inc.(b)	2,294	26,886
Quaker Chemical Corp.(a)	656	99,791
Rayonier Advanced Materials, Inc.	1,917	3,412
RPM International, Inc.	6,845	454,576
Scotts Miracle-Gro Co.	2,088	258,975
Sensient Technologies Corp.	2,144	102,462
Stepan Co.	1,094	104,368
Trecora Resources(b)	1,921	11,334
Tredegar Corp.	1,325	21,836
Trinseo SA	2,347	47,996
Tronox Holdings PLC, Class A(b)	5,287	36,057
Valhi, Inc.	1,055	929
Valvoline, Inc.	10,191	175,183
Westlake Chemical Corp.	1,925	83,641
WR Grace & Co.	2,908	137,345

		4,446,015

Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	3,594	123,957
ACCO Brands Corp.	5,798	42,905
ADT, Inc.	6,666	38,196
Advanced Disposal Services, Inc.(b)	3,891	125,485
BrightView Holdings, Inc.(b)	1,583	20,294
Brink’s Co.	2,682	137,104
Casella Waste Systems, Inc., Class A(a)(b)	2,436	112,982
CECO Environmental Corp.(b)	1,268	6,873
Charah Solutions, Inc.(b)	461	742
Cimpress PLC(a)(b)	1,014	73,809
Clean Harbors, Inc.(b)	2,800	149,604
Covanta Holding Corp.	6,504	50,601
Deluxe Corp.	2,382	67,101
Encore Capital Group, Inc.(b)	1,703	44,244
Ennis, Inc.	1,164	21,662
Harsco Corp.(a)(b)	3,376	33,693
Healthcare Services Group, Inc.	3,784	96,454
Heritage-Crystal Clean, Inc.(b)	737	13,524
Herman Miller, Inc.	3,209	72,331
HNI Corp.	2,351	57,223
IAA, Inc.(b)	7,197	277,804
InnerWorkings, Inc.(a)(b)	1,916	3,391
Interface, Inc.	3,114	28,773
KAR Auction Services, Inc.	6,954	104,171
Kimball International, Inc., Class B	1,833	22,491
Knoll, Inc.	2,280	26,585
McGrath RentCorp	1,337	72,933
Mobile Mini, Inc.	2,522	72,054

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
MSA Safety, Inc.	1,879	$211,444
NL Industries, Inc.	244	817
Pitney Bowes, Inc.	8,148	28,763
Quad/Graphics, Inc.	1,346	5,007
Rollins, Inc.(a)	7,531	301,240
RR Donnelley & Sons Co.	2,959	5,060
SP Plus Corp.(b)	1,371	28,914
Steelcase, Inc., Class A	4,991	54,652
Stericycle, Inc.(a)(b)	4,833	235,851
Sykes Enterprises, Inc.(b)	2,197	62,900
Team, Inc.(b)	1,408	8,687
Tetra Tech, Inc.	2,801	210,859
UniFirst Corp.	819	137,715
US Ecology, Inc.	1,172	38,418
Viad Corp.	1,268	30,394
VSE Corp.	420	8,072

		3,265,779

Communications Equipment — 0.9%
Acacia Communications, Inc.(b)	2,051	138,832
ADTRAN, Inc.	1,898	19,511
Applied Optoelectronics, Inc.(a)(b)	780	8,362
Bel Fuse, Inc., Class B	434	3,238
CalAmp Corp.(b)	1,662	11,169
Calix, Inc.(b)	2,207	25,380
Cambium Networks Corp.(b)	195	1,117
Casa Systems, Inc.(b)	1,337	6,859
Ciena Corp.(b)	8,222	380,267
Clearfield, Inc.(b)	451	5,876
CommScope Holding Co., Inc.(b)	10,092	111,113
Comtech Telecommunications Corp.	881	16,307
DASAN Zhone Solutions, Inc.(b)	238	1,526
Digi International, Inc.(b)	1,345	15,266
EchoStar Corp., Class A(a)(b)	2,809	88,624
Extreme Networks, Inc.(b)	5,674	19,292
Harmonic, Inc.(a)(b)	5,129	29,748
Infinera Corp.(b)	10,229	63,062
Inseego Corp.(a)(b)	1,907	22,789
InterDigital, Inc.	1,690	97,631
KVH Industries, Inc.(b)	703	6,524
Loral Space & Communications, Inc.(b)	616	13,552
Lumentum Holdings, Inc.(b)	3,865	312,717
NETGEAR, Inc.(b)	1,378	33,044
Plantronics, Inc.	1,992	28,127
Ribbon Communications, Inc.(b)	3,082	11,234
Tessco Technologies, Inc.	241	1,485
Ubiquiti, Inc.(a)	492	79,719
ViaSat, Inc.(a)(b)	3,148	133,475
Viavi Solutions, Inc.(a)(b)	12,402	149,816

		1,835,662

Construction & Engineering — 1.0%
AECOM(b)	8,078	292,908
Aegion Corp.(b)	1,843	29,580

Security	Shares	Value

Construction & Engineering (continued)
Arcosa, Inc.	2,642	$98,467
Argan, Inc.	778	29,206
Comfort Systems USA, Inc.	1,906	63,470
Concrete Pumping Holdings, Inc.(b)	1,248	3,544
Construction Partners, Inc., Class A(b)	908	16,644
Dycom Industries, Inc.(b)	1,682	54,833
EMCOR Group, Inc.	2,891	183,665
Fluor Corp.	7,169	83,877
Granite Construction, Inc.	2,451	40,295
Great Lakes Dredge & Dock Corp.(a)(b)	3,414	30,180
IES Holdings, Inc.(a)(b)	371	7,327
Jacobs Engineering Group, Inc.	6,809	563,445
KBR, Inc.	7,762	157,258
MasTec, Inc.(a)(b)	3,349	120,229
MYR Group, Inc.(b)	961	28,830
Northwest Pipe Co.(b)	482	11,722
NV5 Global, Inc.(a)(b)	635	29,686
Primoris Services Corp.	2,439	38,073
Quanta Services, Inc.(a)	7,467	271,500
Sterling Construction Co., Inc.(b)	1,245	12,301
Tutor Perini Corp.(b)	2,928	20,496
WillScot Corp.(b)	3,079	35,871

		2,223,407

Construction Materials — 0.1%
Eagle Materials, Inc.	2,202	134,344
Forterra, Inc.(b)	804	6,561
Summit Materials, Inc., Class A(b)	6,084	91,929
United States Lime & Minerals, Inc.	103	8,250
US Concrete, Inc.(b)	791	15,172

		256,256

Consumer Discretionary — 0.0%
Acushnet Holdings Corp.	1,850	50,690
American Outdoor Brands Corp.(b)	2,216	20,974
At Home Group, Inc.(b)	1,880	4,418
Camping World Holdings, Inc., Class A	1,472	13,057

		89,139

Consumer Finance — 0.5%
Credit Acceptance Corp.(a)(b)	558	173,856
Curo Group Holdings Corp.	685	6,384
Elevate Credit, Inc.(b)	1,091	2,040
Enova International, Inc.(a)(b)	1,586	25,440
Ezcorp, Inc., Class A(a)(b)	3,554	19,902
FirstCash, Inc.	2,254	161,927
Green Dot Corp., Class A(b)	2,528	77,104
I3 Verticals, Inc., Class A(a)(b)	970	22,543
LendingClub Corp.(b)	3,527	27,052
Navient Corp.	10,563	80,490
Nelnet, Inc., Class A	975	46,946
OneMain Holdings, Inc.	3,599	87,132
Oportun Financial Corp.(a)(b)	343	2,566
PRA Group, Inc.(a)(b)	2,571	71,320
Regional Management Corp.(b)	350	5,579

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Santander Consumer USA Holdings, Inc.	5,577	$86,945
SLM Corp.	22,867	190,711
World Acceptance Corp.(b)	361	24,494

		1,112,431

Containers & Packaging — 1.4%
AptarGroup, Inc.	3,396	363,644
Ardagh Group SA	1,258	15,650
Avery Dennison Corp.	4,445	490,684
Berry Global Group, Inc.(a)(b)	6,843	272,283
Crown Holdings, Inc.(a)(b)	7,020	452,158
Graphic Packaging Holding Co.	14,907	199,008
Greif, Inc., Class A	1,117	37,855
Greif, Inc., Class B	337	13,396
Myers Industries, Inc.	1,673	20,678
O-I Glass, Inc.	8,318	68,540
Packaging Corp. of America	5,057	488,759
Sealed Air Corp.	8,414	240,556
Silgan Holdings, Inc.	3,933	135,689
Sonoco Products Co.	5,268	257,289
UFP Technologies, Inc.(b)	547	23,521

		3,079,710

Distributors — 0.2%
Core-Mark Holding Co., Inc.	2,145	61,647
Funko, Inc., Class A(a)(b)	1,116	4,776
Greenlane Holdings, Inc., Class A(b)	193	618
Pool Corp.	2,050	433,903
Weyco Group, Inc.	265	5,043

		505,987

Diversified Consumer Services — 1.2%
2U, Inc.(b)	3,104	73,720
Adtalem Global Education, Inc.(b)	2,874	91,307
American Public Education, Inc.(b)	857	22,085
Bright Horizons Family Solutions, Inc.(b)	3,082	358,899
Carriage Services, Inc.	799	12,001
Chegg, Inc.(b)	6,358	271,804
Collectors Universe, Inc.	450	9,886
frontdoor, Inc.(b)	4,672	180,853
Graham Holdings Co., Class B	228	88,922
Grand Canyon Education, Inc.(b)	2,616	225,028
H&R Block, Inc.	10,429	173,643
Houghton Mifflin Harcourt Co.(b)	4,777	7,643
K12, Inc.(b)	2,290	52,006
Laureate Education, Inc., Class A(b)	5,981	56,640
Matthews International Corp., Class A	1,741	41,680
OneSpaWorld Holdings Ltd.	2,225	14,485
Regis Corp.(b)	1,187	14,743
Select Interior Concepts, Inc., Class A(b)	881	2,819
Service Corp. International	9,220	338,743
ServiceMaster Global Holdings, Inc.(b)	7,097	241,653

Security	Shares	Value

Diversified Consumer Services (continued)
Strategic Education, Inc.	1,173	$186,859
WW International, Inc.(a)(b)	2,681	68,392

		2,533,811

Diversified Financial Services — 0.7%
Alerus Financial Corp.	312	5,304
Cannae Holdings, Inc.(b)	3,981	125,601
FactSet Research Systems, Inc.	1,986	546,150
FGL Holdings	6,952	72,162
GWG Holdings, Inc.(b)	159	1,364
Jefferies Financial Group, Inc.	13,557	186,002
Marlin Business Services Corp.	464	4,937
Morningstar, Inc.	1,053	164,226
On Deck Capital, Inc.(b)	2,649	3,205
PICO Holdings, Inc.(b)	400	3,424
Tiptree, Inc.	1,087	6,946
Voya Financial, Inc.	7,083	319,939

		1,439,260

Diversified Telecommunication Services — 0.3%
8x8, Inc.(a)(b)	5,115	86,750
Anterix, Inc.(b)	530	27,825
ATN International, Inc.	618	38,390
Bandwidth, Inc., Class A(a)(b)	889	72,507
Cincinnati Bell, Inc.(b)	2,062	30,208
Cogent Communications Holdings, Inc.	2,243	188,031
Consolidated Communications Holdings, Inc.	2,595	16,271
IDT Corp., Class B(b)	677	3,656
Intelsat SA(a)(b)	3,513	4,391
Iridium Communications, Inc.(b)	5,403	121,595
Ooma, Inc.(b)	976	11,380
ORBCOMM, Inc.(b)	5,435	14,348
Pareteum Corp.(a)(b)	4,490	2,846
Vonage Holdings Corp.(b)	12,118	101,306

		719,504

Education Services — 0.0%
Perdoceo Education Corp.(b)	3,722	48,386

Electric Utilities — 1.3%
ALLETE, Inc.	2,805	161,456
Alliant Energy Corp.	12,655	614,400
El Paso Electric Co.	2,176	147,968
Hawaiian Electric Industries, Inc.	5,584	220,401
IDACORP, Inc.	2,658	243,951
MGE Energy, Inc.	1,743	112,702
OGE Energy Corp.	10,636	335,247
Otter Tail Corp.	2,074	92,044
Pinnacle West Capital Corp.	5,969	459,553
PNM Resources, Inc.	4,352	176,213
Portland General Electric Co.	4,827	225,855
Spark Energy, Inc., Class A	185	1,336
Unitil Corp.	671	33,758

		2,824,884

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 1.1%
Acuity Brands, Inc.	2,049	$177,423
Allied Motion Technologies, Inc.	341	9,828
American Superconductor Corp.(a)(b)	1,537	8,838
Atkore International Group, Inc.(b)	2,719	66,180
AZZ, Inc.	1,440	45,202
Bloom Energy Corp., Class A(a)(b)	2,708	20,770
Brady Corp., Class A	2,512	109,372
Encore Wire Corp.	1,130	51,731
Energous Corp.(a)(b)	872	1,945
EnerSys	2,239	130,735
Franklin Electric Co., Inc.	2,514	127,711
Generac Holdings, Inc.(b)	3,155	307,423
GrafTech International Ltd.	3,565	28,948
Hubbell, Inc.	2,906	361,594
nVent Electric PLC	8,342	155,578
Plug Power, Inc.(a)(b)	16,317	68,287
Powell Industries, Inc.	437	11,087
Preformed Line Products Co.	144	7,154
Regal-Beloit Corp.	2,211	157,003
Sensata Technologies Holding PLC(b)	8,431	306,720
Sunrun, Inc.(b)	6,092	85,471
Thermon Group Holdings, Inc.(b)	1,933	29,536
TPI Composites, Inc.(b)	1,780	31,203
Vicor Corp.(a)(b)	1,010	53,702

		2,353,441

Electronic Equipment, Instruments & Components — 3.0%
Agilysys, Inc.(b)	1,283	25,134
Airgain, Inc.(a)(b)	465	3,762
Akoustis Technologies, Inc.(a)(b)	1,438	13,028
Anixter International, Inc.(b)	1,577	146,440
Arlo Technologies, Inc.(b)	5,883	16,119
Arrow Electronics, Inc.(b)	4,200	264,264
Avnet, Inc.	5,296	158,986
Badger Meter, Inc.	1,533	90,493
Belden, Inc.	2,126	72,688
Benchmark Electronics, Inc.	2,022	41,775
Coda Octopus Group, Inc.(b)	146	891
Cognex Corp.	8,825	487,493
Coherent, Inc.(b)	1,319	168,661
CTS Corp.	1,845	42,730
Daktronics, Inc.	1,696	7,666
Dolby Laboratories, Inc., Class A	3,459	207,644
ePlus, Inc.(b)	730	51,647
Fabrinet(b)	1,863	116,903
FARO Technologies, Inc.(b)	959	52,640
Fitbit, Inc., Series A(b)	12,341	82,561
FLIR Systems, Inc.	7,195	312,263
II-VI, Inc.(a)(b)	4,838	166,524
Insight Enterprises, Inc.(b)	1,892	102,717

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
IntriCon Corp.(b)	333	$4,396
Iteris, Inc.(b)	2,183	8,710
Itron, Inc.(b)	1,817	126,863
Jabil, Inc.	7,954	226,212
KEMET Corp.	3,087	83,380
Kimball Electronics, Inc.(b)	1,238	16,738
Knowles Corp.(b)	4,374	68,016
Littelfuse, Inc.	1,275	185,181
Mesa Laboratories, Inc.(a)	219	52,122
Methode Electronics, Inc.	1,960	58,839
MTS Systems Corp.	1,297	27,587
Napco Security Technologies, Inc.(a)(b)	559	11,202
National Instruments Corp.	6,785	260,680
nLight, Inc.(b)	1,978	31,173
Novanta, Inc.(b)	1,806	156,923
OSI Systems, Inc.(b)	941	68,110
PAR Technology Corp.(b)	619	11,705
PC Connection, Inc.	454	20,861
Plexus Corp.(b)	1,555	97,483
Rogers Corp.(b)	983	109,152
Sanmina Corp.(b)	3,496	96,944
ScanSource, Inc.(b)	1,272	32,970
SYNNEX Corp.	2,162	189,305
Tech Data Corp.(b)	1,829	257,231
Trimble, Inc.(b)	13,391	463,730
TTM Technologies, Inc.(a)(b)	5,343	61,925
Universal Display Corp.(a)	2,256	338,671
Vishay Intertechnology, Inc.	7,202	119,481
Vishay Precision Group, Inc.(b)	484	11,190
Wrap Technologies, Inc.(a)(b)	281	1,363
Zebra Technologies Corp., Class A(b)	2,847	653,842

		6,485,014

Energy Equipment & Services — 0.3%
Apergy Corp.(a)(b)	4,377	40,312
Archrock, Inc.	7,657	36,830
Cactus, Inc., Class A	2,629	46,744
Covia Holdings Corp.(a)(b)	1,227	798
Dril-Quip, Inc.(a)(b)	2,005	66,426
Era Group, Inc.(b)	796	4,076
Exterran Corp.(b)	1,275	8,670
Forum Energy Technologies, Inc.(b)	3,590	1,544
Frank’s International NV(a)(b)	3,057	7,428
FTS International, Inc.(a)(b)	1,067	437
Geospace Technologies Corp.(b)	513	3,186
Helix Energy Solutions Group, Inc.(a)(b)	6,586	16,728
Helmerich & Payne, Inc.	6,007	118,758
Independence Contract Drilling, Inc.(a)(b)	121	943
KLX Energy Services Holdings, Inc.(a)(b)	793	1,031
Liberty Oilfield Services, Inc., Class A	2,581	12,182
Mammoth Energy Services, Inc.	557	468
Matrix Service Co.(b)	1,299	13,562

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Nabors Industries Ltd.	326	$4,802
National Energy Services Reunited Corp.(a)(b)	1,224	6,255
Natural Gas Services Group, Inc.(a)(b)	492	3,124
NCS Multistage Holdings, Inc.(b)	214	143
Newpark Resources, Inc.(b)	3,634	5,560
NexTier Oilfield Solutions Inc.(b)	7,953	18,451
Nine Energy Service, Inc.(a)(b)	685	993
Noble Corp. PLC(a)(b)	10,543	2,720
Oceaneering International, Inc.(a)(b)	4,777	24,554
Oil States International, Inc.(a)(b)	3,076	10,581
Pacific Drilling SA(a)(b)	1,221	782
Patterson-UTI Energy, Inc.	8,932	32,959
ProPetro Holding Corp.(a)(b)	3,898	16,528
RigNet, Inc.(b)	635	857
RPC, Inc.	2,458	8,382
SEACOR Holdings, Inc.(b)	881	24,897
SEACOR Marine Holdings, Inc.(b)	734	2,297
Seadrill Ltd.(a)(b)	2,350	1,348
Select Energy Services, Inc., Class A(a)(b)	2,934	14,083
Smart Sand, Inc.(a)(b)	957	794
Solaris Oilfield Infrastructure, Inc., Class A	1,565	10,705
TETRA Technologies, Inc.(b)	5,146	2,502
Tidewater, Inc.(b)	1,952	11,244
Transocean Ltd.(a)(b)	31,872	40,796
U.S Well Services, Inc.(a)(b)	792	366
Unit Corp.(a)(b)	2,256	763

		626,609

Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A(a)	2,158	10,617
Glu Mobile, Inc.(b)	6,405	49,959
Madison Square Garden Entertainment Corp.(b)	976	80,715
Roku, Inc.(b)	4,550	551,597
World Wrestling Entertainment, Inc., Class A(a)	2,185	97,167

		790,055

Equity Real Estate Investment Trusts (REITs) — 8.7%
Acadia Realty Trust	4,848	60,067
Agree Realty Corp.	2,217	144,349
Alexander’s, Inc.	103	32,472
American Assets Trust, Inc.	2,555	72,358
American Campus Communities, Inc.	7,384	260,581
American Finance Trust, Inc.	5,023	38,727
American Homes 4 Rent, Class A	13,844	334,194
Americold Realty Trust	10,075	308,194
Anworth Mortgage Asset Corp.	3,996	6,873
Apartment Investment & Management Co., Class A	7,926	298,572

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Apollo Commercial Real Estate Finance, Inc.	8,835	$72,005
Apple Hospitality REIT, Inc.	11,485	111,175
Ares Commercial Real Estate Corp.	1,280	9,920
Armada Hoffler Properties, Inc.	2,881	27,686
ARMOUR Residential REIT, Inc.	3,048	26,944
Ashford Hospitality Trust, Inc.	3,876	3,187
Blackstone Mortgage Trust, Inc., Class A(a)	6,625	155,886
Bluerock Residential Growth REIT, Inc.	667	3,882
Brandywine Realty Trust	8,921	99,558
Brixmor Property Group, Inc.	15,965	182,799
BRT Apartments Corp.	862	8,534
Camden Property Trust	4,880	429,782
Capstead Mortgage Corp.	5,946	30,860
Catchmark Timber Trust, Inc., Class A	2,262	17,779
CBL & Associates Properties, Inc.	7,378	2,132
Cedar Realty Trust, Inc.(a)	3,169	3,327
Chatham Lodging Trust	2,121	15,929
Cherry Hill Mortgage Investment Corp.	594	4,134
Chimera Investment Corp.	9,705	75,408
CIM Commercial Trust Corp.	546	5,564
City Office REIT, Inc.	2,726	27,533
Clipper Realty, Inc.	722	3,827
Colony Capital, Inc.	28,104	64,920
Columbia Property Trust, Inc.	6,191	88,469
Community Healthcare Trust, Inc.	973	36,196
CoreCivic, Inc.	6,208	81,449
CorEnergy Infrastructure Trust, Inc.	617	7,490
CorePoint Lodging, Inc.	1,741	7,573
CoreSite Realty Corp.	1,992	241,410
Corporate Office Properties Trust	6,024	159,154
Cousins Properties, Inc.	7,827	236,141
CubeSmart	10,181	256,561
CyrusOne, Inc.	5,961	418,164
DiamondRock Hospitality Co.	10,400	64,792
Diversified Healthcare Trust	12,682	39,441
Douglas Emmett, Inc.	9,068	276,483
Duke Realty Corp.	19,587	679,669
Easterly Government Properties, Inc.	4,047	108,905
EastGroup Properties, Inc.	1,978	209,668
Empire State Realty Trust, Inc., Class A	7,430	62,115
EPR Properties	4,154	122,211
Equity Commonwealth	6,261	212,561
Equity LifeStyle Properties, Inc.	9,167	552,862
Farmland Partners, Inc.	2,078	13,632
First Industrial Realty Trust, Inc.	6,524	246,411
Four Corners Property Trust, Inc.	3,801	85,104
Franklin Street Properties Corp.	5,863	31,895
Gaming and Leisure Properties, Inc.	10,736	303,185
Geo Group, Inc.	6,384	80,949
Getty Realty Corp.	1,882	51,115
Gladstone Commercial Corp.	1,431	22,610
Gladstone Land Corp.	1,023	13,729

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Global Net Lease, Inc.	4,309	$62,007
Healthcare Realty Trust, Inc.	6,756	198,559
Healthcare Trust of America, Inc., Class A	11,247	277,014
Hersha Hospitality Trust	2,669	13,959
Highwoods Properties, Inc.	5,526	214,464
Hudson Pacific Properties, Inc.	8,270	203,277
Independence Realty Trust, Inc.	4,977	50,118
Industrial Logistics Properties Trust	3,354	62,686
Innovative Industrial Properties, Inc.	831	65,200
Investors Real Estate Trust	615	38,517
Iron Mountain, Inc.	15,386	372,033
iStar, Inc.	2,933	29,389
JBG SMITH Properties	6,650	225,767
Jernigan Capital, Inc.	1,146	15,127
Kilroy Realty Corp.	5,507	342,866
Kimco Realty Corp.	22,414	244,537
Kite Realty Group Trust	4,685	47,928
Lamar Advertising Co., Class A	4,503	259,598
Lexington Realty Trust	13,146	137,376
Life Storage, Inc.	2,492	218,274
LTC Properties, Inc.	2,272	80,883
Macerich Co.	6,106	45,612
Mack-Cali Realty Corp.	4,730	76,579
Medical Properties Trust, Inc.	27,151	465,368
MFA Financial, Inc.	24,729	43,276
Monmouth Real Estate Investment Corp.	5,134	69,771
National Health Investors, Inc.	2,247	123,720
National Retail Properties, Inc.	9,195	300,125
National Storage Affiliates Trust	3,139	89,399
New Residential Investment Corp.	22,365	136,203
New Senior Investment Group, Inc.	4,049	13,402
New York Mortgage Trust, Inc.	19,685	42,913
NexPoint Residential Trust, Inc.	991	29,799
Office Properties Income Trust	2,488	68,171
Omega Healthcare Investors, Inc.	11,954	348,459
One Liberty Properties, Inc.	886	13,928
Orchid Island Capital, Inc.	3,022	11,907
Outfront Media, Inc.	7,785	122,147
Paramount Group, Inc.	10,445	100,794
Park Hotels & Resorts, Inc.	12,678	120,568
Pebblebrook Hotel Trust	7,173	84,928
Pennsylvania Real Estate Investment Trust(a)	2,745	2,772
PennyMac Mortgage Investment Trust(f)	5,145	53,508
Physicians Realty Trust	10,010	154,354
Piedmont Office Realty Trust, Inc., Class A	6,547	113,590
PotlatchDeltic Corp.	3,533	124,044
Preferred Apartment Communities, Inc., Class A	2,268	16,806
PS Business Parks, Inc.	1,071	138,255
QTS Realty Trust, Inc., Class A	3,019	188,778

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Rayonier, Inc.	6,817	$163,813
Redwood Trust, Inc.	5,341	21,898
Regency Centers Corp.	8,669	380,656
Retail Opportunity Investments Corp.	6,413	62,238
Retail Properties of America, Inc., Class A	11,521	71,430
Retail Value, Inc.	723	10,462
Rexford Industrial Realty, Inc.	6,089	247,944
RLJ Lodging Trust	8,841	82,133
RPT Realty	4,025	27,451
Ryman Hospitality Properties, Inc.	2,587	91,425
Sabra Health Care REIT, Inc.	10,936	140,200
Safehold, Inc.	785	45,342
Saul Centers, Inc.	553	18,039
Seritage Growth Properties, Class A	2,221	23,498
Service Properties Trust	9,706	67,263
SITE Centers Corp.	8,057	48,825
SL Green Realty Corp.	4,062	215,489
Spirit Realty Capital, Inc.	5,361	164,904
STAG Industrial, Inc.	7,684	201,705
Starwood Property Trust, Inc.	14,596	188,872
STORE Capital Corp.	11,043	221,633
Summit Hotel Properties, Inc.	4,852	29,403
Sun Communities, Inc.	4,795	644,448
Sunstone Hotel Investors, Inc.	11,952	109,839
Tanger Factory Outlet Centers, Inc.(a)	5,341	40,164
Taubman Centers, Inc.	3,183	137,187
Terreno Realty Corp.	3,385	185,566
UMH Properties, Inc.	2,565	33,319
Uniti Group, Inc.	10,478	73,975
Universal Health Realty Income Trust	696	74,444
Urban Edge Properties	6,108	70,242
Urstadt Biddle Properties, Inc., Class A	1,549	22,631
VEREIT, Inc.	57,759	316,519
VICI Properties, Inc.	24,540	427,487
Washington Prime Group, Inc.	9,745	8,379
Washington Real Estate Investment Trust	4,512	105,220
Weingarten Realty Investors	6,543	119,017
Whitestone REIT	2,346	15,906
Xenia Hotels & Resorts, Inc.	6,155	59,704

		18,876,527

Food & Staples Retailing — 0.7%
Andersons, Inc.	1,902	32,277
BJ’s Wholesale Club Holdings, Inc.(a)(b)	5,640	148,388
Casey’s General Stores, Inc.	1,962	297,066
Chefs’ Warehouse, Inc.(b)	1,165	16,403
Grocery Outlet Holding Corp.(b)	3,775	125,594
HF Foods Group, Inc.(a)(b)	1,026	8,341
Ingles Markets, Inc., Class A	748	30,541
Natural Grocers by Vitamin Cottage, Inc.	931	10,492
Performance Food Group Co.(b)	6,490	190,482

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
PriceSmart, Inc.	1,108	$70,402
Rite Aid Corp.(a)(b)	3,269	46,845
SpartanNash Co.	1,750	30,013
Sprouts Farmers Market, Inc.(b)	6,442	133,865
U.S. Foods Holding Corp.(a)(b)	11,529	247,874
United Natural Foods, Inc.(b)	3,097	32,952
Village Super Market, Inc., Class A	404	9,708
Weis Markets, Inc.	471	23,564

		1,454,807

Food Products — 1.6%
Alico, Inc.	216	6,331
B&G Foods, Inc.	3,112	60,435
Beyond Meat, Inc.(b)	2,578	255,196
Bridgford Foods Corp.(a)(b)	72	1,312
Bunge Ltd.	7,238	287,131
Cal-Maine Foods, Inc.	1,734	71,978
Calavo Growers, Inc.(a)	752	43,616
Darling Ingredients, Inc.(b)	8,629	177,671
Farmer Bros Co.(a)(b)	808	7,466
Flowers Foods, Inc.	10,498	233,895
Fresh Del Monte Produce, Inc.	1,473	41,995
Freshpet, Inc.(b)	1,889	142,450
Griffin Industrial Realty, Inc.	43	1,652
Hain Celestial Group, Inc.(a)(b)	4,541	117,339
Hostess Brands, Inc.(b)	6,808	81,832
Ingredion, Inc.	3,593	291,752
J&J Snack Foods Corp.	833	105,816
John B Sanfilippo & Son, Inc.	478	39,258
Lamb Weston Holdings, Inc.	7,780	477,381
Lancaster Colony Corp.	976	131,399
Limoneira Co.(a)	660	8,811
Pilgrim’s Pride Corp.(b)	3,057	67,254
Post Holdings, Inc.(b)	3,493	320,832
Sanderson Farms, Inc.	1,061	144,445
Seneca Foods Corp., Class A(b)	299	10,758
Simply Good Foods Co.(b)	4,535	85,485
Tootsie Roll Industries, Inc.	1,060	37,238
TreeHouse Foods, Inc.(b)	2,992	154,776

		3,405,504

Gas Utilities — 1.1%
Atmos Energy Corp.	6,440	656,687
Chesapeake Utilities Corp.	902	79,268
National Fuel Gas Co.	4,440	182,040
New Jersey Resources Corp.	5,091	171,974
Northwest Natural Holding Co.	1,596	103,900
ONE Gas, Inc.	2,832	225,739
RGC Resources, Inc.	365	9,077
South Jersey Industries, Inc.	5,008	143,179
Southwest Gas Holdings, Inc.	2,938	222,700
Spire, Inc.	2,699	196,919

Security	Shares	Value

Gas Utilities (continued)
UGI Corp.	11,220	$338,619

		2,330,102

Health Care Equipment & Supplies — 4.3%
Accuray, Inc.(b)	4,055	9,063
Alphatec Holdings, Inc.(b)	3,278	14,849
AngioDynamics, Inc.(b)	1,746	18,211
Anika Therapeutics, Inc.(b)	827	27,481
Antares Pharma, Inc.(b)	7,916	25,648
Apyx Medical Corp.(b)	1,737	5,906
AtriCure, Inc.(b)	2,069	89,215
Atrion Corp.	83	52,442
Avanos Medical, Inc.(b)	2,608	80,978
Axogen, Inc.(b)	1,651	16,097
Axonics Modulation Technologies, Inc.(a)(b)	1,063	34,239
BioLife Solutions, Inc.(a)(b)	274	2,995
BioSig Technologies, Inc.(a)(b)	656	5,091
Cantel Medical Corp.	2,094	77,478
Cardiovascular Systems, Inc.(a)(b)	1,919	80,598
Cerus Corp.(a)(b)	7,485	46,033
ConforMIS, Inc.(b)	2,641	2,030
CONMED Corp.	1,455	107,539
CryoLife, Inc.(a)(b)	1,940	43,320
CryoPort, Inc.(b)	1,500	28,260
Cutera, Inc.(b)	692	9,307
CytoSorbents Corp.(a)(b)	1,594	13,645
DexCom, Inc.(b)	4,829	1,618,681
ElectroCore, Inc.(a)(b)	493	473
Envista Holdings Corp.(b)	7,885	153,521
GenMark Diagnostics, Inc.(a)(b)	2,584	32,326
Glaukos Corp.(b)	2,126	78,003
Globus Medical, Inc., Class A(a)(b)	4,117	195,393
Haemonetics Corp.(b)	2,700	307,206
Hill-Rom Holdings, Inc.	3,600	404,964
ICU Medical, Inc.(b)	1,040	228,082
Inogen, Inc.(b)	1,057	52,850
Insulet Corp.(a)(b)	3,154	629,917
Integra LifeSciences Holdings Corp.(b)	3,668	187,251
Invacare Corp.	1,679	12,626
iRadimed Corp.(b)	249	5,418
iRhythm Technologies, Inc.(b)	1,333	140,818
Lantheus Holdings, Inc.(b)	2,246	29,310
LeMaitre Vascular, Inc.	940	26,781
LivaNova PLC(b)	2,655	141,034
Masimo Corp.(b)	2,485	531,566
Meridian Bioscience, Inc.(b)	1,724	20,688
Merit Medical Systems, Inc.(b)	2,838	115,847
Misonix, Inc.(a)(b)	472	5,942
Natus Medical, Inc.(b)	1,598	39,934
Neogen Corp.(b)	2,772	173,500
Neuronetics, Inc.(b)	533	1,333
Nevro Corp.(a)(b)	1,598	187,989
Novocure Ltd.(b)	4,645	305,641

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
NuVasive, Inc.(b)	2,806	$170,829
Ocular Therapeutix, Inc.(a)(b)	2,080	11,981
OraSure Technologies, Inc.(b)	2,769	44,138
Orthofix Medical, Inc.(b)	885	31,373
OrthoPediatrics Corp.(b)	474	23,155
Pulse Biosciences, Inc.(a)(b)	619	6,951
Quidel Corp.(b)	1,928	267,992
Rockwell Medical, Inc.(a)(b)	3,392	7,903
RTI Surgical Holdings, Inc.(a)(b)	2,455	6,641
SeaSpine Holdings Corp.(b)	1,026	10,568
Senseonics Holdings, Inc.(a)(b)	5,543	3,160
Shockwave Medical, Inc.(b)	1,404	56,328
SI-BONE, Inc.(b)	897	14,505
Sientra, Inc.(a)(b)	1,784	4,103
Silk Road Medical, Inc.(b)	939	39,325
Soliton, Inc.(b)	296	2,673
STAAR Surgical Co.(b)	2,435	93,309
STERIS PLC	4,459	635,408
Surmodics, Inc.(b)	783	29,832
Tactile Systems Technology, Inc.(b)	1,011	52,188
Tandem Diabetes Care, Inc.(a)(b)	2,993	238,782
TransEnterix, Inc.(a)(b)	576	239
TransMedics Group, Inc.(a)(b)	759	13,730
Utah Medical Products, Inc.	153	12,699
Vapotherm, Inc.(b)	1,024	20,767
Varex Imaging Corp.(b)	2,079	54,324
ViewRay, Inc.(a)(b)	5,044	10,492
West Pharmaceutical Services, Inc.	3,884	735,086
Wright Medical Group NV(b)	6,590	191,901
Zynex, Inc.(a)(b)	785	13,863

		9,221,764

Health Care Providers & Services — 1.9%
1Life Healthcare, Inc.(b)	1,191	29,382
Acadia Healthcare Co., Inc.(a)(b)	4,724	113,423
Addus HomeCare Corp.(b)	688	55,742
Amedisys, Inc.(b)	1,652	304,232
American Renal Associates Holdings, Inc.(a)(b)	816	6,104
AMN Healthcare Services, Inc.(b)	2,425	113,927
Apollo Medical Holdings, Inc.(b)	361	5,610
Avalon GloboCare Corp.(b)	905	1,665
BioTelemetry, Inc.(a)(b)	1,732	80,902
Brookdale Senior Living, Inc.(a)(b)	10,656	38,468
Catasys, Inc.(a)(b)	178	5,418
Chemed Corp.	820	341,587
Community Health Systems, Inc.(a)(b)	4,279	12,965
CorVel Corp.(b)	425	22,393
Covetrus, Inc.(a)(b)	4,990	59,331
Cross Country Healthcare, Inc.(b)	1,701	10,699
Encompass Health Corp.	5,226	346,223
Ensign Group, Inc.(a)	2,669	99,847
Exagen, Inc.(b)	175	2,730
Genesis Healthcare, Inc.(a)(b)	3,243	2,822

Security	Shares	Value

Health Care Providers & Services (continued)
Guardant Health, Inc.(a)(b)	1,988	$152,997
Hanger, Inc.(b)	2,103	38,611
HealthEquity, Inc.(b)	3,579	201,390
Integer Holdings Corp.(b)	1,643	122,338
Joint Corp.(b)	546	6,607
LHC Group, Inc.(b)	1,627	211,494
Magellan Health, Inc.(b)	1,144	69,475
MEDNAX, Inc.(a)(b)	4,516	65,572
Molina Healthcare, Inc.(b)	3,221	528,147
National HealthCare Corp.	717	49,021
National Research Corp., Class A	699	36,062
Option Care Health, Inc.(a)(b)	1,166	16,674
Owens & Minor, Inc.	3,813	26,996
Patterson Cos., Inc.	4,483	81,949
Pennant Group Inc.(b)	1,114	22,046
Penumbra, Inc.(a)(b)	1,698	301,089
PetIQ, Inc.(b)	1,194	34,148
Premier, Inc., Class A(b)	3,396	112,611
Progyny, Inc.(a)(b)	571	13,379
Providence Service Corp.(b)	694	40,259
R1 RCM, Inc.(a)(b)	5,576	57,544
RadNet, Inc.(b)	2,467	34,834
Select Medical Holdings Corp.(b)	5,820	99,347
Surgery Partners, Inc.(b)	1,311	15,470
Tenet Healthcare Corp.(b)	5,466	110,304
Tivity Health, Inc.(a)(b)	2,215	19,869
Triple-S Management Corp., Class B(b)	1,165	19,724
U.S. Physical Therapy, Inc.	735	55,493

		4,196,920

Health Care Technology — 0.8%
Allscripts Healthcare Solutions, Inc.(b)	8,967	58,285
Castlight Health, Inc., Class B(a)(b)	4,383	3,213
Change Healthcare, Inc.(b)	12,216	142,194
Computer Programs & Systems, Inc.	600	14,418
Evolent Health, Inc., Class A(a)(b)	4,530	32,661
Health Catalyst, Inc.(a)(b)	1,128	30,084
HealthStream, Inc.(b)	1,275	29,102
HMS Holdings Corp.(b)	4,758	136,436
Inovalon Holdings, Inc., Class A(b)	3,719	65,082
Inspire Medical Systems, Inc.(b)	674	48,299
Livongo Health, Inc.(a)(b)	2,786	111,468
NextGen Healthcare, Inc.(b)	2,656	28,021
Omnicell, Inc.(a)(b)	2,213	161,328
OptimizeRx Corp.(a)(b)	678	6,312
Phreesia, Inc.(b)	1,580	40,116
Schrodinger, Inc.(b)	819	38,002
Simulations Plus, Inc.	699	26,597
Tabula Rasa HealthCare, Inc.(b)	1,041	65,937
Teladoc Health, Inc.(a)(b)	3,826	629,721
Vocera Communications, Inc.(b)	1,806	34,242

		1,701,518

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.5%
Aramark	13,308	$363,441
BBX Capital Corp.	3,071	6,511
Biglari Holdings, Inc., Class B(b)	42	2,940
BJ’s Restaurants, Inc.	1,191	26,035
Bloomin’ Brands, Inc.	4,939	59,515
Bluegreen Vacations Corp.	220	1,199
Boyd Gaming Corp.	4,292	71,633
Braemar Hotels & Resorts, Inc.	1,257	3,934
Brinker International, Inc.	1,849	43,045
Caesars Entertainment Corp.(b)	31,173	301,131
Carrols Restaurant Group, Inc.(b)	1,425	5,201
Century Casinos, Inc.(a)(b)	1,126	5,106
Cheesecake Factory, Inc.	2,338	52,114
Choice Hotels International, Inc.	1,661	124,658
Churchill Downs, Inc.	1,873	187,712
Chuy’s Holdings, Inc.(a)(b)	809	13,559
Cracker Barrel Old Country Store, Inc.	1,222	119,023
Dave & Buster’s Entertainment, Inc.	1,890	27,670
Del Taco Restaurants, Inc.(b)	1,117	6,568
Denny’s Corp.(b)	3,294	37,123
Dine Brands Global, Inc.	935	41,505
Domino’s Pizza, Inc.	2,184	790,455
Dunkin’ Brands Group, Inc.	4,410	277,124
El Pollo Loco Holdings, Inc.(b)	845	10,334
Eldorado Resorts, Inc.(b)	3,302	70,795
Everi Holdings, Inc.(b)	3,954	19,572
Extended Stay America, Inc.	10,160	110,439
Fiesta Restaurant Group, Inc.(a)(b)	900	6,547
Golden Entertainment, Inc.(b)	743	7,014
Hilton Grand Vacations, Inc.(a)(b)	4,641	95,605
Hyatt Hotels Corp., Class A	1,957	110,101
Inspired Entertainment, Inc.(b)	470	1,208
International Game Technology PLC	5,405	40,754
J Alexander’s Holdings, Inc.(b)	497	2,629
Jack in the Box, Inc.	1,123	67,717
Kura Sushi USA, Inc., Class A(b)	244	4,107
Lindblad Expeditions Holdings, Inc.(b)	930	6,212
Marcus Corp.	1,122	16,314
Marriott Vacations Worldwide Corp.	2,245	186,335
Monarch Casino & Resort, Inc.(a)(b)	570	19,004
Nathan’s Famous, Inc.	139	7,822
Noodles & Co.(a)(b)	1,486	9,287
Papa John’s International, Inc.	1,164	83,715
Penn National Gaming, Inc.(b)	5,924	105,566
Planet Fitness, Inc., Class A(b)	4,450	268,468
PlayAGS, Inc.(b)	1,064	4,671
Potbelly Corp.(a)(b)	878	3,029
RCI Hospitality Holdings, Inc.(a)	372	4,661
Red Lion Hotels Corp.(a)(b)	970	1,562
Red Robin Gourmet Burgers, Inc.(b)	533	7,798

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Red Rock Resorts, Inc., Class A	4,136	$45,331
Ruth’s Hospitality Group, Inc.	1,390	15,644
Scientific Games Corp., Class A(b)	2,857	36,027
SeaWorld Entertainment, Inc.(b)	2,703	39,707
Shake Shack, Inc., Class A(b)	1,581	86,180
Six Flags Entertainment Corp.	4,497	89,985
Target Hospitality Corp.(b)	1,352	2,731
Texas Roadhouse, Inc.	3,419	161,001
Twin River Worldwide Holdings, Inc.	564	8,900
Vail Resorts, Inc.	2,167	370,557
Wendy’s Co.	9,986	198,322
Wingstop, Inc.(a)	1,562	183,176
Wyndham Destinations, Inc.	4,789	122,455
Wyndham Hotels & Resorts, Inc.	4,723	178,104

		5,376,588

Household Durables — 1.5%
Bassett Furniture Industries, Inc.	398	2,722
Beazer Homes USA, Inc.(b)	1,438	10,124
Casper Sleep, Inc.(a)(b)	361	2,509
Cavco Industries, Inc.(b)	481	74,401
Century Communities, Inc.(b)	1,731	37,078
Ethan Allen Interiors, Inc.	1,201	13,583
Flexsteel Industries, Inc.	353	3,389
GoPro, Inc., Class A(b)	8,048	28,329
Green Brick Partners, Inc.(b)	1,749	15,584
Hamilton Beach Brands Holding Co., Class A	292	3,852
Helen of Troy Ltd.(b)	1,339	219,971
Hooker Furniture Corp.	486	7,285
Installed Building Products, Inc.(b)	1,317	64,941
iRobot Corp.(a)(b)	1,516	92,415
KB Home(a)	4,571	119,943
La-Z-Boy, Inc.	2,200	51,590
Legacy Housing Corp.(b)	333	3,257
Leggett & Platt, Inc.	6,976	245,067
LGI Homes, Inc.(b)	993	60,156
Lifetime Brands, Inc.	417	2,377
Lovesac Co.(a)(b)	434	5,178
M/I Homes, Inc.(b)	1,324	33,709
MDC Holdings, Inc.	2,937	85,907
Meritage Homes Corp.(b)	1,856	97,551
NACCO Industries, Inc., Class A	196	6,889
Newell Brands, Inc.	20,197	280,334
NVR, Inc.(b)	171	530,100
PulteGroup, Inc.	13,268	375,086
Purple Innovation, Inc.(b)	516	5,191
Skyline Champion Corp.(b)	3,031	59,741
Sonos, Inc.(b)	4,519	46,184
Taylor Morrison Home Corp., Class A(a)(b)	6,821	99,246
Tempur Sealy International, Inc.(b)	2,402	129,108
Toll Brothers, Inc.	6,324	151,903
TopBuild Corp.(b)	1,811	168,767

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
TRI Pointe Group, Inc.(b)	7,088	$81,370
Tupperware Brands Corp.	2,199	7,081
Universal Electronics, Inc.(b)	803	33,148
ZAGG, Inc.(b)	991	3,270

		3,258,336

Household Products — 0.3%
Central Garden & Pet Co.(b)	503	16,569
Central Garden & Pet Co., Class A(b)	2,042	62,097
Energizer Holdings, Inc.	3,179	123,854
Oil-Dri Corp. of America	264	9,871
Reynolds Consumer Products, Inc.	2,557	82,924
Spectrum Brands Holdings, Inc.	2,472	106,444
WD-40 Co.(a)	765	133,324

		535,083

Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp.(b)	5,009	9,968
Clearway Energy, Inc., Class A	1,967	36,783
Clearway Energy, Inc., Class C	3,741	74,932
Genie Energy Ltd., Class B	578	4,555
NRG Energy, Inc.	13,411	449,671
Ormat Technologies, Inc.	2,114	131,935
Sunnova Energy International, Inc.(b)	2,062	25,981
TerraForm Power, Inc., Class A	4,186	72,501
Vistra Energy Corp.	22,534	440,314
Vivint Solar, Inc.(b)	2,099	13,308

		1,259,948

Industrial Conglomerates — 0.3%
BWX Technologies, Inc.	4,940	262,116
Carlisle Cos., Inc.	2,910	351,994
Raven Industries, Inc.	1,983	44,161
Seaboard Corp.	15	45,167
Standex International Corp.	605	30,153

		733,591

Insurance — 3.6%
Alleghany Corp.	749	399,749
Ambac Financial Group, Inc.(b)	2,574	44,273
American Equity Investment Life Holding Co.	4,023	84,563
American Financial Group, Inc.	3,998	264,827
American National Insurance Co.	439	35,339
AMERISAFE, Inc.	879	55,966
Argo Group International Holdings Ltd.	1,836	64,921
Assurant, Inc.	3,275	347,936
Assured Guaranty Ltd.	5,100	151,623
Axis Capital Holdings Ltd.	4,415	161,589
Benefytt Technologies, Inc.(b)	282	7,369
Brighthouse Financial, Inc.(b)	5,740	147,575
Brown & Brown, Inc.	12,610	452,825
BRP Group, Inc., Class A(b)	955	9,569
Citizens, Inc.(a)(b)	3,415	18,987
CNO Financial Group, Inc.	8,151	114,603

Security	Shares	Value

Insurance (continued)
Crawford & Co., Class A	639	$4,550
Donegal Group, Inc., Class A	535	7,661
eHealth, Inc.(b)	1,221	130,281
Employers Holdings, Inc.	968	29,398
Enstar Group Ltd.(b)	614	88,797
Erie Indemnity Co., Class A	1,311	233,437
Everest Re Group Ltd.	2,143	371,018
FBL Financial Group, Inc., Class A	517	20,204
FedNat Holding Co.	603	7,308
First American Financial Corp.	5,928	273,399
Genworth Financial, Inc., Class A(b)	28,344	102,889
Global Indemnity Ltd.	422	10,377
Globe Life, Inc.	5,675	467,279
Goosehead Insurance, Inc., Class A(b)	620	34,807
Greenlight Capital Re Ltd., Class A(b)	1,515	9,878
Hallmark Financial Services, Inc.(b)	509	2,199
Hanover Insurance Group, Inc.	2,039	204,675
HCI Group, Inc.	303	12,620
Heritage Insurance Holdings, Inc.	1,264	14,334
Hilltop Holdings, Inc.	3,915	75,559
Horace Mann Educators Corp.	1,689	59,385
Independence Holding Co.	253	6,998
Investors Title Co.	73	9,775
James River Group Holdings Ltd.	1,575	55,881
Kemper Corp.	3,408	229,086
Kinsale Capital Group, Inc.	1,127	122,415
MBIA, Inc.(b)	3,904	31,779
Mercury General Corp.	1,462	59,884
National General Holdings Corp.	3,805	72,409
National Western Life Group, Inc., Class A	115	22,164
NI Holdings, Inc.(b)	788	10,646
Old Republic International Corp.	14,844	236,762
Palomar Holdings, Inc.(a)(b)	957	55,984
Primerica, Inc.	2,164	224,861
ProAssurance Corp.	2,177	46,566
ProSight Global, Inc.(b)	486	4,063
Protective Insurance Corp., Class B	430	6,717
Reinsurance Group of America, Inc.	3,336	349,212
RenaissanceRe Holdings Ltd.	2,321	338,889
RLI Corp.	2,040	148,573
Safety Insurance Group, Inc.	788	66,287
Selective Insurance Group, Inc.	3,067	153,749
State Auto Financial Corp.	907	22,757
Stewart Information Services Corp.	984	31,350
Third Point Reinsurance Ltd.(b)	3,928	29,224
Trupanion, Inc.(a)(b)	1,394	41,695
United Fire Group, Inc.	1,088	31,117
United Insurance Holdings Corp.	1,333	11,397
Universal Insurance Holdings, Inc.	1,414	25,777
Unum Group	11,302	197,220
W.R. Berkley Corp.(a)	7,712	416,448
Watford Holdings Ltd.(b)	889	10,979
White Mountains Insurance Group Ltd.	170	165,410

		7,757,843

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 0.3%
Cargurus, Inc.(a)(b)	4,038	$92,389
Cars.com, Inc.(b)	3,316	17,177
ComScore, Inc.(b)	2,572	7,433
DHI Group, Inc.(b)	4,660	12,955
Eventbrite, Inc., Class A(a)(b)	1,303	11,883
EverQuote, Inc., Class A(b)	425	16,562
Meet Group, Inc.(b)	2,972	18,337
QuinStreet, Inc.(b)	2,273	23,094
Travelzoo(b)	191	1,064
TrueCar, Inc.(b)	5,149	13,181
Yelp, Inc.(a)(b)	3,730	83,366
Zillow Group, Inc., Class A(b)	3,153	137,282
Zillow Group, Inc., Class C(a)(b)	6,522	286,707

		721,430

Internet & Direct Marketing Retail — 0.6%
1-800-Flowers.com, Inc., Class A(a)(b)	1,205	23,124
Duluth Holdings, Inc., Class B(a)(b)	371	1,488
Etsy, Inc.(b)	6,280	407,384
Gaia, Inc.(b)	473	4,300
Groupon, Inc.(b)	19,290	23,534
GrubHub, Inc.(a)(b)	4,969	237,468
Lands’ End, Inc.(b)	436	3,710
Leaf Group Ltd.(b)	511	741
Liberty TripAdvisor Holdings, Inc., Series A(b)	5,186	12,187
Liquidity Services, Inc.(b)	1,389	6,945
PetMed Express, Inc.	1,122	44,398
Quotient Technology, Inc.(b)	3,639	26,128
Qurate Retail, Inc., Series A(b)	20,885	168,229
RealReal, Inc.(a)(b)	3,073	36,077
Rubicon Project, Inc.(a)(b)	5,765	41,335
Shutterstock, Inc.	1,186	45,068
Stamps.com, Inc.(b)	868	137,378
Stitch Fix, Inc., Class A(a)(b)	2,123	34,074
TripAdvisor, Inc.	5,617	112,171
Waitr Holdings, Inc.(b)	2,211	2,963

		1,368,702

IT Services — 3.8%
Alliance Data Systems Corp.	2,247	112,507
Amdocs Ltd.	7,023	452,562
Black Knight, Inc.(b)	7,636	538,873
Booz Allen Hamilton Holding Corp.	7,251	532,514
Brightcove, Inc.(b)	1,861	14,516
CACI International, Inc., Class A(a)(b)	1,316	329,184
Cardtronics PLC, Class A(b)	2,096	47,998
Cass Information Systems, Inc.	664	26,633
Conduent, Inc.(b)	8,436	21,259
CoreLogic, Inc.	4,166	160,058
CSG Systems International, Inc.	1,770	85,987

Security	Shares	Value

IT Services (continued)
Endurance International Group Holdings, Inc.(b)	3,059	$7,846
EPAM Systems, Inc.(b)	2,743	605,901
Euronet Worldwide, Inc.(b)	2,697	247,477
EVERTEC, Inc.	3,261	82,634
Evo Payments, Inc., Class A(a)(b)	2,293	45,654
Exela Technologies, Inc.(a)(b)	1,604	569
ExlService Holdings, Inc.(b)	1,778	109,756
Genpact Ltd.	10,068	346,641
GTT Communications, Inc.(a)(b)	1,605	18,233
Hackett Group, Inc.	1,168	17,321
Information Services Group, Inc.(b)	2,016	5,040
International Money Express, Inc.(b)	929	7,506
Jack Henry & Associates, Inc.	4,093	669,410
Leidos Holdings, Inc.	7,114	702,934
Limelight Networks, Inc.(b)	6,756	34,253
LiveRamp Holdings, Inc.(a)(b)	3,726	141,066
ManTech International Corp., Class A	1,354	100,954
MAXIMUS, Inc.	3,299	222,089
MongoDB, Inc.(a)(b)	2,277	369,170
NIC, Inc.	3,562	86,307
Okta, Inc.(b)	5,580	844,254
Paysign, Inc.(a)(b)	1,494	12,848
Perficient, Inc.(b)	1,827	63,634
Perspecta, Inc.	7,475	161,236
PRGX Global, Inc.(b)	790	3,168
Priority Technology Holdings, Inc.(b)	223	359
Sabre Corp.	14,677	106,702
Science Applications International Corp.	3,111	254,044
StarTek, Inc.(b)	669	2,790
Switch, Inc., Class A(a)	3,365	57,777
Teradata Corp.(b)	5,657	139,106
TTEC Holdings, Inc.(a)	986	38,434
Tucows, Inc., Class A(a)(b)	460	24,339
Unisys Corp.(a)(b)	2,147	27,031
Verra Mobility Corp.(a)(b)	7,409	66,385
Virtusa Corp.(b)	1,563	51,579
WEX, Inc.(b)	2,319	306,850

		8,303,388

Leisure Products — 0.4%
Brunswick Corp.	4,404	210,159
Callaway Golf Co.(a)	4,922	70,483
Clarus Corp.	919	9,815
Escalade, Inc.	723	6,182
Johnson Outdoors, Inc., Class A	264	18,047
Malibu Boats, Inc., Class A(b)	1,201	41,290
Marine Products Corp.	266	2,585
MasterCraft Boat Holdings, Inc.(a)(b)	869	9,081
Mattel, Inc.(b)	17,734	154,640
Polaris, Inc.	3,090	219,174
Sturm Ruger & Co., Inc.	929	49,423
Vista Outdoor, Inc.(b)	3,455	34,965
YETI Holdings, Inc.(b)	2,725	75,237

		901,081

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 2.0%
Accelerate Diagnostics, Inc.(a)(b)	1,338	$14,598
Adaptive Biotechnologies Corp.(a)(b)	3,566	114,148
Avantor, Inc.(a)(b)	16,948	284,896
Bio-Rad Laboratories, Inc., Class A(b)	1,121	493,352
Bio-Techne Corp.	2,040	459,000
Bruker Corp.	5,251	206,469
Charles River Laboratories International, Inc.(b)	2,559	370,210
ChromaDex Corp.(a)(b)	1,704	8,520
Enzo Biochem, Inc.(b)	2,477	7,481
Fluidigm Corp.(b)	3,589	8,039
Luminex Corp.(a)	2,339	84,321
Medpace Holdings, Inc.(b)	1,429	114,120
NanoString Technologies, Inc.(a)(b)	1,878	59,645
NeoGenomics, Inc.(b)	4,919	134,485
Pacific Biosciences of California, Inc.(a)(b)	8,853	29,259
PerkinElmer, Inc.	5,868	531,230
Personalis, Inc.(a)(b)	888	9,209
PPD, Inc.(b)	3,833	91,609
PRA Health Sciences, Inc.(a)(b)	3,434	331,381
QIAGEN NV(b)	11,793	491,650
Quanterix Corp.(b)	679	17,790
Repligen Corp.(b)	2,765	321,155
Syneos Health, Inc.(b)	3,248	181,206

		4,363,773

Machinery — 4.1%
AGCO Corp.	3,250	171,730
Alamo Group, Inc.	463	45,578
Albany International Corp., Class A	1,699	86,887
Allison Transmission Holdings, Inc.	5,669	206,011
Altra Industrial Motion Corp.	3,765	105,081
Astec Industries, Inc.	1,246	49,977
Barnes Group, Inc.	2,486	95,413
Blue Bird Corp.(a)(b)	768	9,423
Briggs & Stratton Corp.	2,249	5,105
Chart Industries, Inc.(b)	1,930	68,940
CIRCOR International, Inc.(b)	971	14,497
Colfax Corp.(b)	4,981	128,460
Columbus McKinnon Corp.	1,149	31,115
Commercial Vehicle Group, Inc.(b)	1,253	3,032
Crane Co.	2,713	147,723
DMC Global, Inc.(a)	908	23,435
Donaldson Co., Inc.	6,550	287,087
Douglas Dynamics, Inc.	1,244	45,978
Eastern Co.	259	4,662
Energy Recovery, Inc.(a)(b)	1,770	14,408
Enerpac Tool Group Corp.	3,236	55,206
EnPro Industries, Inc.	973	44,126

Security	Shares	Value

Machinery (continued)
ESCO Technologies, Inc.	1,371	$104,607
Evoqua Water Technologies Corp.(b)	4,342	69,689
Federal Signal Corp.	3,217	86,634
Flowserve Corp.	7,023	197,838
Gates Industrial Corp. PLC(a)(b)	2,205	18,941
Gencor Industries, Inc.(b)	326	3,951
Gorman-Rupp Co.	1,030	30,385
Graco, Inc.	8,743	390,462
Graham Corp.	114	1,493
Greenbrier Cos., Inc.	1,826	31,005
Helios Technologies, Inc.	1,588	56,485
Hillenbrand, Inc.	4,025	84,324
Hurco Cos., Inc.	475	15,528
Hyster-Yale Materials Handling, Inc.	501	19,559
IDEX Corp.	4,013	616,517
Ingersoll Rand, Inc.(b)	18,334	533,153
ITT, Inc.	4,738	249,787
John Bean Technologies Corp.(a)	1,697	130,228
Kadant, Inc.	590	49,613
Kennametal, Inc.	4,224	108,177
LB Foster Co., Class A(b)	407	5,857
Lincoln Electric Holdings, Inc.	3,173	255,458
Lindsay Corp.	617	55,530
Luxfer Holdings PLC	1,743	23,653
Lydall, Inc.(b)	736	8,243
Manitowoc Co., Inc.(b)	1,724	15,895
Meritor, Inc.(b)	3,789	77,675
Middleby Corp.(a)(b)	2,893	160,938
Miller Industries, Inc.	546	16,587
Mueller Industries, Inc.	2,882	74,644
Mueller Water Products, Inc., Class A	8,179	77,619
Navistar International Corp.(b)	2,449	58,213
NN, Inc.	1,796	6,196
Nordson Corp.	3,049	490,615
Omega Flex, Inc.	143	12,884
Oshkosh Corp.	3,681	248,578
Pentair PLC	8,696	300,795
Proto Labs, Inc.(a)(b)	1,420	144,258
RBC Bearings, Inc.(b)	1,296	164,177
REV Group, Inc.	1,134	6,033
Rexnord Corp.	5,698	155,384
Snap-on, Inc.	2,842	370,284
SPX Corp.(b)	2,380	90,749
SPX FLOW, Inc.(a)(b)	2,304	75,041
Tennant Co.	963	56,981
Terex Corp.	3,634	55,200
Timken Co.	3,481	130,816
Titan International, Inc.	2,222	3,133
Toro Co.	5,747	366,716
TriMas Corp.(b)	2,473	58,956
Trinity Industries, Inc.	5,312	102,469
Twin Disc, Inc.(b)	423	2,542
Valmont Industries, Inc.	1,162	136,233
Wabash National Corp.	2,528	20,730

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
WABCO Holdings, Inc.(b)	2,717	$365,110
Watts Water Technologies, Inc., Class A	1,475	121,540
Welbilt, Inc.(a)(b)	7,707	37,996
Woodward, Inc.	2,837	171,809

		8,967,787

Marine — 0.1%
Costamare, Inc.	2,749	13,800
Eagle Bulk Shipping, Inc.(a)(b)	1,704	2,863
Genco Shipping & Trading Ltd.	653	3,807
Kirby Corp.(a)(b)	3,208	171,371
Matson, Inc.	2,285	69,098
Safe Bulkers, Inc.(b)	1,654	1,720
Scorpio Bulkers, Inc.	234	5,998

		268,657

Media — 1.6%
AMC Networks, Inc., Class A(b)	2,347	55,976
Boston Omaha Corp., Class A(b)	529	8,586
Cable One, Inc.	234	447,609
Cardlytics, Inc.(b)	672	30,206
cbdMD, Inc.(a)(b)	298	287
Central European Media Enterprises Ltd., Class A(a)(b)	5,251	20,426
Cinemark Holdings, Inc.	5,192	74,142
Clear Channel Outdoor Holdings, Inc.(b)	1,652	1,594
Cumulus Media, Inc., Class A(a)(b)	573	2,538
Daily Journal Corp.(b)	54	14,985
Emerald Holding, Inc.	1,076	2,453
Entercom Communications Corp., Class A	5,968	7,281
Entravision Communications Corp., Class A	3,178	4,640
Eros International PLC(b)	3,680	9,384
EW Scripps Co., Class A	2,621	21,151
Fluent, Inc.(b)	1,589	3,194
Gannett Co., Inc.	5,759	6,508
GCI Liberty, Inc., Class A(a)(b)	5,282	321,304
Gray Television, Inc.(b)	4,951	57,481
Hemisphere Media Group, Inc.(b)	733	6,802
IMAX Corp.(b)	3,085	35,477
Interpublic Group of Cos., Inc.	20,384	346,120
John Wiley & Sons, Inc., Class A	2,345	88,055
Lee Enterprises, Inc.(a)(b)	2,172	1,990
Liberty Latin America Ltd., Class A(b)	2,582	27,627
Liberty Latin America Ltd., Class C(b)	5,853	60,520
Liberty Media Corp. — Liberty Formula One, Class A(a)(b)	1,121	33,910
Liberty Media Corp. — Liberty Formula One, Class C(b)	10,645	342,663
Liberty Media Corp. — Liberty Braves, Class A(b)	524	10,815

Security	Shares	Value

Media (continued)
Liberty Media Corp. — Liberty Braves, Class C(b)	2,007	$40,321
Lions Gate Entertainment Corp., Class A(b)	2,350	16,779
Lions Gate Entertainment Corp., Class B(b)	6,941	46,366
LiveXLive Media, Inc.(b)	1,347	3,435
Madison Square Garden Co., Class A(b)	1,013	173,547
Marchex, Inc., Class B(b)	3,196	5,337
MDC Partners, Inc., Class A(b)	2,329	3,330
Meredith Corp.	2,338	34,673
MSG Networks, Inc., Class A(b)	2,604	30,936
National CineMedia, Inc.	2,649	8,742
New York Times Co., Class A	8,608	279,932
News Corp., Class A(a)	21,301	211,093
News Corp., Class B	5,948	60,789
Nexstar Media Group, Inc., Class A	2,380	166,695
Reading International, Inc., Class A(a)(b)	671	2,862
Saga Communications, Inc., Class A	168	4,724
Scholastic Corp.	1,627	47,297
Sinclair Broadcast Group, Inc., Class A	3,355	59,216
TechTarget, Inc.(a)(b)	1,140	26,585
TEGNA, Inc.	11,200	120,064
TiVo Corp.	7,036	49,463
Tribune Publishing Co.	1,295	11,098
Value Line, Inc.	72	2,231
WideOpenWest, Inc.(b)	1,029	6,092

		3,455,331

Metals & Mining — 1.0%
Alcoa Corp.(b)	9,670	78,810
Allegheny Technologies, Inc.(a)(b)	7,282	54,688
Carpenter Technology Corp.	2,556	56,667
Century Aluminum Co.(a)(b)	2,941	12,793
Cleveland-Cliffs, Inc.	21,213	92,913
Coeur Mining, Inc.(b)	13,610	57,298
Commercial Metals Co.	6,227	99,258
Compass Minerals International, Inc.	1,844	90,651
Ferroglobe PLC(b)(c)	897	—
Gold Resource Corp.	3,023	12,485
Haynes International, Inc.	581	12,840
Hecla Mining Co.	28,753	75,620
Kaiser Aluminum Corp.	833	60,168
Materion Corp.	1,087	56,241
Mayville Engineering Co., Inc.(b)	267	1,394
Novagold Resources, Inc.(b)	12,072	135,086
Olympic Steel, Inc.	326	3,077
Ramaco Resources, Inc.(b)	946	2,233
Reliance Steel & Aluminum Co.	3,426	306,901
Royal Gold, Inc.	3,462	424,199
Ryerson Holding Corp.(b)	675	3,119
Schnitzer Steel Industries, Inc., Class A	1,312	20,415

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Steel Dynamics, Inc.	10,738	$260,611
SunCoke Energy, Inc.	4,822	15,189
Synalloy Corp.(b)	335	2,961
TimkenSteel Corp.(a)(b)	2,056	5,346
U.S. Silica Holdings, Inc.(a)	4,190	8,045
United States Steel Corp.(a)	9,052	69,519
Warrior Met Coal, Inc.	2,267	28,451
Worthington Industries, Inc.	2,282	60,336

		2,107,314

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AG Mortgage Investment Trust, Inc.	1,387	4,425
AGNC Investment Corp.	28,652	355,858
Colony Credit Real Estate, Inc.	3,837	18,456
Drive Shack, Inc.(b)	2,660	3,511
Dynex Capital, Inc.	1,452	20,778
Ellington Financial, Inc.	2,467	25,632
Exantas Capital Corp.	1,066	3,155
Front Yard Residential Corp.	2,906	33,157
Granite Point Mortgage Trust, Inc.	2,558	12,739
Great Ajax Corp.	704	6,125
Invesco Mortgage Capital, Inc.	9,112	27,701
KKR Real Estate Finance Trust, Inc.	1,553	24,506
Ready Capital Corp.	2,349	15,668
TPG RE Finance Trust, Inc.	2,871	22,078
Two Harbors Investment Corp.	14,094	64,410
Western Asset Mortgage Capital Corp.	1,923	5,865

		644,064

Multi-Utilities — 0.3%
Avista Corp.	3,678	158,301
Black Hills Corp.	3,284	203,411
MDU Resources Group, Inc.	10,579	237,604
NorthWestern Corp.	2,598	149,879

		749,195

Multiline Retail — 0.3%
Big Lots, Inc.	1,970	46,196
Dillard’s, Inc., Class A	471	13,885
JC Penney Co., Inc.(a)(b)	13,695	3,479
Kohl’s Corp.	8,089	149,323
Macy’s, Inc.(a)	16,587	97,200
Nordstrom, Inc.(a)	5,987	112,436
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	2,718	184,579

		607,098

Oil, Gas & Consumable Fuels — 1.3%
Abraxas Petroleum Corp.(b)	5,752	1,810
Altus Midstream Co., Class A(b)	2,059	1,565
Amplify Energy Corp.	595	785
Amyris, Inc.(b)	2,775	7,493
Antero Midstream Corp.	13,841	65,745
Antero Resources Corp.(a)(b)	15,054	44,861
Arch Coal, Inc., Class A	747	21,805

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Ardmore Shipping Corp.	1,437	$9,455
Berry Corp.	3,437	11,789
Bonanza Creek Energy, Inc.(a)(b)	944	16,482
Brigham Minerals, Inc., Class A	1,451	18,703
California Resources Corp.(a)(b)	2,553	7,148
Callon Petroleum Co.(a)(b)	18,369	17,261
Centennial Resource Development, Inc., Class A(b)	9,037	10,664
Chaparral Energy, Inc., Class A(b)	1,218	596
Chesapeake Energy Corp.(a)(b)	300	5,250
Cimarex Energy Co.	5,454	138,641
Clean Energy Fuels Corp.(b)	6,462	13,926
CNX Resources Corp.(b)	10,106	107,124
Comstock Resources, Inc.(a)(b)	657	5,033
CONSOL Energy, Inc.(a)(b)	1,305	9,905
Contura Energy, Inc.(b)	789	3,014
CVR Energy, Inc.	1,469	35,036
Delek US Holdings, Inc.	4,070	95,035
Denbury Resources, Inc.(a)(b)	25,090	8,920
DHT Holdings, Inc.	5,497	39,908
Diamond S Shipping, Inc.(b)	1,291	16,021
Dorian LPG Ltd.(b)	1,847	17,528
Earthstone Energy, Inc., Class A(a)(b)	661	1,527
Energy Fuels, Inc.(a)(b)	5,468	9,733
EQT Corp.	13,729	200,306
Equitrans Midstream Corp.	10,701	89,674
Evolution Petroleum Corp.	1,497	4,446
Extraction Oil & Gas, Inc.(b)	3,392	1,796
Falcon Minerals Corp.	1,550	3,790
GasLog Ltd.	2,062	9,526
Golar LNG Ltd.	5,601	39,711
Goodrich Petroleum Corp.(a)(b)	250	2,128
Green Plains, Inc.	1,514	8,887
Gulfport Energy Corp.(b)	10,769	27,515
Hallador Energy Co.	779	593
HighPoint Resources Corp.(b)	4,620	1,532
HollyFrontier Corp.	7,982	263,725
International Seaways, Inc.(a)	1,068	25,846
Kosmos Energy Ltd.	17,128	28,261
Laredo Petroleum, Inc.(b)	7,354	8,016
Magnolia Oil & Gas Corp., Class A(b)	4,916	31,807
Matador Resources Co.(a)(b)	6,791	47,809
Montage Resources Corp.(a)(b)	2,003	13,681
Murphy Oil Corp.	7,308	86,673
NextDecade Corp.(b)	435	726
Nordic American Tankers Ltd.(a)	7,726	46,511
Northern Oil and Gas, Inc.(a)(b)	15,564	13,030
Oasis Petroleum, Inc.(a)(b)	15,706	11,055
Overseas Shipholding Group, Inc., Class A(a)(b)	3,265	8,163
Panhandle Oil and Gas, Inc., Class A	595	2,576
Par Pacific Holdings, Inc.(b)	1,209	11,752
Parsley Energy, Inc., Class A	16,173	152,835
PBF Energy, Inc., Class A	6,610	75,354

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.(b)	5,972	$77,576
Peabody Energy Corp.	3,872	13,126
Penn Virginia Corp.(a)(b)	528	3,321
PrimeEnergy Resources Corp.(b)	13	812
QEP Resources, Inc.	9,802	9,665
Range Resources Corp.	11,227	65,453
Renewable Energy Group, Inc.(b)	1,908	47,338
REX American Resources Corp.(a)(b)	278	16,535
Ring Energy, Inc.(b)	2,761	2,489
Rosehill Resources, Inc.(a)(b)	205	94
SandRidge Energy, Inc.(b)	1,380	2,746
Scorpio Tankers, Inc.	2,270	49,690
SFL Corp. Ltd.	4,970	56,111
SilverBow Resources, Inc.(b)	271	1,466
SM Energy Co.	5,281	21,388
Southwestern Energy Co.(b)	27,080	87,468
Talos Energy, Inc.(a)(b)	839	9,556
Targa Resources Corp.	12,667	164,164
Teekay Corp.(b)	3,436	12,782
Teekay Tankers Ltd., Class A(b)	1,456	29,571
Tellurian, Inc.(a)(b)	4,199	5,963
Uranium Energy Corp.(b)	9,375	10,313
W&T Offshore, Inc.(a)(b)	4,964	13,750
Whiting Petroleum Corp.(a)(b)	3,916	4,934
World Fuel Services Corp.	3,649	91,225
WPX Energy, Inc.(b)	22,616	138,636

		2,896,659

Paper & Forest Products — 0.2%
Boise Cascade Co.	2,079	65,010
Clearwater Paper Corp.(b)	628	15,034
Domtar Corp.	3,154	73,678
Louisiana-Pacific Corp.	5,742	114,840
Neenah, Inc.	958	46,808
PH Glatfelter Co.	2,172	31,711
Schweitzer-Mauduit International, Inc.	1,696	54,645
Verso Corp., Class A(a)(b)	2,205	30,628

		432,354

Personal Products — 0.3%
BellRing Brands, Inc., Class A(b)	2,231	39,109
Edgewell Personal Care Co.(b)	2,873	79,324
elf Beauty, Inc.(b)	1,290	16,860
Herbalife Nutrition Ltd.(a)(b)	5,236	195,565
Inter Parfums, Inc.	1,036	46,299
Lifevantage Corp.(b)	558	8,649
Medifast, Inc.	615	46,666
Nature’s Sunshine Products, Inc.(b)	459	4,039
Nu Skin Enterprises, Inc., Class A	3,044	88,915
Revlon, Inc., Class A(a)(b)	254	3,383
USANA Health Sciences, Inc.(a)(b)	706	62,989

Security	Shares	Value

Personal Products (continued)
Youngevity International, Inc.(a)(b)	413	$682

		592,480

Pharmaceuticals — 1.7%
AcelRx Pharmaceuticals, Inc.(a)(b)	3,225	5,192
Aclaris Therapeutics, Inc.(a)(b)	1,425	1,895
Aerie Pharmaceuticals, Inc.(a)(b)	2,390	36,424
Akorn, Inc.(b)	3,679	773
Amneal Pharmaceuticals, Inc.(a)(b)	6,163	22,372
Amphastar Pharmaceuticals, Inc.(b)	1,772	30,035
ANI Pharmaceuticals, Inc.(b)	345	13,803
Arvinas Holding Co. LLC(b)	1,218	63,945
Assembly Biosciences, Inc.(a)(b)	1,172	20,522
Assertio Therapeutics, Inc.(b)	6,039	5,284
Axsome Therapeutics, Inc.(b)	1,430	135,893
BioDelivery Sciences International, Inc.(b)	3,977	18,135
Cara Therapeutics, Inc.(a)(b)	2,345	34,753
Catalent, Inc.(b)	8,166	564,679
Cerecor, Inc.(b)	875	2,074
Collegium Pharmaceutical, Inc.(a)(b)	1,873	38,734
Corcept Therapeutics, Inc.(b)	5,254	66,516
CorMedix, Inc.(a)(b)	973	4,038
Cymabay Therapeutics, Inc.(a)(b)	4,730	8,372
Eloxx Pharmaceuticals, Inc.(b)	956	2,791
Endo International PLC(b)	10,502	48,309
Evofem Biosciences, Inc.(a)(b)	651	3,086
Evolus, Inc.(a)(b)	731	3,041
EyePoint Pharmaceuticals, Inc.(a)(b)	2,535	2,454
Fulcrum Therapeutics, Inc.(a)(b)	592	7,471
Heska Corp.(b)	331	23,435
Horizon Therapeutics PLC(b)	10,150	365,806
Innoviva, Inc.(a)(b)	3,124	44,298
Intersect ENT, Inc.(b)	1,481	17,002
Intra-Cellular Therapies, Inc.(b)	2,509	44,334
Jazz Pharmaceuticals PLC(b)	2,935	323,584
Kala Pharmaceuticals, Inc.(b)	1,183	11,783
Kaleido Biosciences, Inc.(a)(b)	497	3,235
Lannett Co., Inc.(a)(b)	1,551	14,796
Liquidia Technologies, Inc.(b)	517	2,575
Mallinckrodt PLC(a)(b)	5,268	21,388
Marinus Pharmaceuticals, Inc.(b)	3,984	8,127
Menlo Therapeutics, Inc.(a)(b)	2,334	4,248
MyoKardia, Inc.(b)	2,385	149,826
Nektar Therapeutics(a)(b)	9,018	173,146
NGM Biopharmaceuticals, Inc.(b)	938	17,128
Odonate Therapeutics, Inc.(b)	445	12,527
Omeros Corp.(a)(b)	2,663	44,259
Optinose, Inc.(b)	1,482	5,987
Osmotica Pharmaceuticals PLC(b)	478	1,912
Pacira BioSciences, Inc.(b)	2,242	92,572
Paratek Pharmaceuticals, Inc.(b)	1,587	6,491
Perrigo Co. PLC	6,784	361,587
Phathom Pharmaceuticals, Inc.(a)(b)	520	17,597

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	1,129	$30,156
Prestige Consumer Healthcare, Inc.(b)	2,672	108,724
Reata Pharmaceuticals, Inc., Class A(b)	1,211	191,532
resTORbio, Inc.(b)	708	1,083
Revance Therapeutics, Inc.(b)	3,034	56,159
Satsuma Pharmaceuticals, Inc.(b)	309	6,056
SIGA Technologies, Inc.(b)	2,614	15,449
Supernus Pharmaceuticals, Inc.(b)	2,793	65,356
TherapeuticsMD, Inc.(a)(b)	10,752	16,988
Theravance Biopharma, Inc.(a)(b)	2,701	78,761
Tricida, Inc.(b)	1,268	38,357
Verrica Pharmaceuticals, Inc.(b)	573	6,916
WaVe Life Sciences Ltd.(b)	1,077	9,348
Xeris Pharmaceuticals, Inc.(a)(b)	1,923	5,192
Zogenix, Inc.(b)	2,441	68,909
Zynerba Pharmaceuticals, Inc.(a)(b)	862	3,336

		3,610,556

Professional Services — 0.9%
Acacia Research Corp.(b)	169	428
ASGN, Inc.(b)	2,591	120,352
Barrett Business Services, Inc.	358	17,513
BG Staffing, Inc.	361	4,386
CBIZ, Inc.(b)	2,793	66,334
CRA International, Inc.	243	10,238
Exponent, Inc.	2,800	196,924
Forrester Research, Inc.(b)	515	16,119
Franklin Covey Co.(b)	482	10,002
FTI Consulting, Inc.(a)(b)	1,925	245,168
GP Strategies Corp.(b)	562	4,474
Heidrick & Struggles International, Inc.	750	16,830
Huron Consulting Group, Inc.(b)	1,208	67,696
ICF International, Inc.	995	73,172
Insperity, Inc.	1,996	95,229
Kelly Services, Inc., Class A	1,631	25,199
Kforce, Inc.	1,322	39,594
Korn Ferry	3,075	88,652
ManpowerGroup, Inc.	3,191	236,900
Mistras Group, Inc.(b)	2,936	13,946
Paylocity Holding Corp.(b)	1,853	212,224
Resources Connection, Inc.	1,416	15,406
Robert Half International, Inc.	5,919	279,791
TriNet Group, Inc.(b)	2,417	118,360
TrueBlue, Inc.(b)	1,622	25,190
Upwork, Inc.(b)	3,215	26,781
Willdan Group, Inc.(b)	506	12,832

		2,039,740

Real Estate Management & Development — 0.5%
Alexander & Baldwin, Inc.	3,844	50,510
Altisource Portfolio Solutions SA(b)	342	2,856
American Realty Investors, Inc.(b)	117	930
CareTrust REIT, Inc.	5,211	85,877
Consolidated-Tomoka Land Co.(a)	242	10,171

Security	Shares	Value

Real Estate Management & Development (continued)
Cushman & Wakefield PLC(b)	5,900	$71,803
Essential Properties Realty Trust, Inc.	4,911	72,143
eXp World Holdings, Inc.(a)(b)	1,035	9,501
Forestar Group, Inc.(b)	896	11,818
FRP Holdings, Inc.(b)	420	18,266
Global Medical REIT, Inc.	1,683	17,537
Howard Hughes Corp.(b)	2,219	120,181
Jones Lang LaSalle, Inc.	2,721	287,283
Kennedy-Wilson Holdings, Inc.	6,809	96,347
Marcus & Millichap, Inc.(b)	1,198	34,802
Maui Land & Pineapple Co., Inc.(b)	670	7,002
Newmark Group, Inc., Class A	8,681	33,682
Rafael Holdings, Inc., Class B(a)(b)	567	8,001
RE/MAX Holdings, Inc., Class A	1,101	28,945
Realogy Holdings Corp.	6,935	30,098
Redfin Corp.(b)	4,809	101,614
RMR Group, Inc., Class A	768	22,779
St. Joe Co.(b)	1,987	36,362
Stratus Properties, Inc.(b)	267	4,478
Tejon Ranch Co.(b)	1,400	19,180
Transcontinental Realty Investors, Inc.(b)	22	415

		1,182,581

Road & Rail — 0.6%
AMERCO	479	134,182
ArcBest Corp.	1,534	31,248
Avis Budget Group, Inc.(b)	3,147	51,863
Covenant Transportation Group, Inc., Class A(b)	683	6,065
Daseke, Inc.(a)(b)	1,855	3,163
Heartland Express, Inc.	2,786	54,578
Hertz Global Holdings, Inc.(a)(b)	5,881	23,759
Knight-Swift Transportation Holdings, Inc.(a)	6,699	249,069
Landstar System, Inc.	2,019	208,583
Marten Transport Ltd.	2,370	53,135
PAM Transportation Services, Inc.(b)	74	2,825
Ryder System, Inc.	2,803	99,226
Saia, Inc.(b)	1,434	132,674
Schneider National, Inc., Class B(a)	3,073	67,329
Universal Logistics Holdings, Inc.	322	4,485
US Xpress Enterprises, Inc., Class A(a)(b)	818	3,567
Werner Enterprises, Inc.	2,416	96,930
YRC Worldwide, Inc.(a)(b)	1,561	2,685

		1,225,366

Semiconductors & Semiconductor Equipment — 2.5%
Adesto Technologies Corp.(b)	1,294	15,334
Advanced Energy Industries, Inc.(b)	1,994	110,866
Alpha & Omega Semiconductor Ltd.(b)	978	11,765
Ambarella, Inc.(a)(b)	1,728	90,858
Amkor Technology, Inc.(b)	5,318	52,542

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Axcelis Technologies, Inc.(b)	1,832	$42,796
AXT, Inc.(b)	2,786	15,407
Brooks Automation, Inc.(a)	3,651	140,527
Cabot Microelectronics Corp.(a)	1,576	193,123
CEVA, Inc.(b)	1,268	39,752
Cirrus Logic, Inc.(b)	3,134	236,930
Cohu, Inc.	2,339	38,664
Cree, Inc.(a)(b)	5,582	240,752
Diodes, Inc.(b)	2,200	111,958
DSP Group, Inc.(b)	1,222	21,079
Enphase Energy, Inc.(b)	4,943	231,481
Entegris, Inc.	7,102	385,141
First Solar, Inc.(a)(b)	4,368	192,236
FormFactor, Inc.(b)	4,053	94,435
GSI Technology, Inc.(a)(b)	1,299	10,041
Ichor Holdings Ltd.(b)	1,326	33,017
Impinj, Inc.(a)(b)	820	18,417
Inphi Corp.(a)(b)	2,428	234,399
Lattice Semiconductor Corp.(b)	6,856	154,329
MACOM Technology Solutions Holdings, Inc.(b)	2,423	74,289
MaxLinear, Inc.(b)	3,507	57,830
MKS Instruments, Inc.	2,859	286,558
Monolithic Power Systems, Inc.	2,227	445,200
NeoPhotonics Corp.(b)	1,932	18,586
NVE Corp.	250	14,193
ON Semiconductor Corp.(b)	21,651	347,390
Onto Innovation, Inc.(b)	2,581	83,779
PDF Solutions, Inc.(b)	1,827	29,177
Photronics, Inc.(b)	2,652	31,691
Power Integrations, Inc.	1,477	151,171
Rambus, Inc.(b)	6,023	75,468
Semtech Corp.(b)	3,524	159,426
Silicon Laboratories, Inc.(b)	2,264	220,106
SiTime Corp.(b)	230	4,982
SMART Global Holdings, Inc.(b)	659	16,666
SunPower Corp.(a)(b)	4,326	31,796
Teradyne, Inc.	8,837	552,666
Ultra Clean Holdings, Inc.(b)	2,266	41,672
Veeco Instruments, Inc.(b)	2,368	25,882
Xperi Corp.	2,949	45,061

		5,429,438

Software — 7.4%
A10 Networks, Inc.(b)	3,013	20,579
ACI Worldwide, Inc.(b)	6,157	168,702
Alarm.com Holdings, Inc.(b)	1,976	88,386
Altair Engineering, Inc., Class A(b)	2,238	73,832
Alteryx, Inc., Class A(a)(b)	2,404	272,085
American Software, Inc., Class A	1,154	19,018
Anaplan, Inc.(b)	4,527	184,973
Appfolio, Inc., Class A(b)	834	91,623
Appian Corp.(a)(b)	1,844	84,215
Aspen Technology, Inc.(a)(b)	3,568	364,828

Security	Shares	Value

Software (continued)
Avalara, Inc.(b)	2,511	$224,408
Avaya Holdings Corp.(b)	5,473	54,402
Benefitfocus, Inc.(b)	1,427	15,454
Bill.Com Holdings, Inc.(a)(b)	613	36,100
Blackbaud, Inc.	2,617	144,615
Blackline, Inc.(b)	2,343	142,314
Bottomline Technologies DE, Inc.(b)	2,294	95,499
Box, Inc., Class A(b)	7,935	128,071
CDK Global, Inc.	6,656	261,448
Cerence, Inc.(b)	2,061	43,611
Ceridian HCM Holding, Inc.(b)	4,889	288,304
ChannelAdvisor Corp.(b)	1,308	13,512
Cloudera, Inc.(a)(b)	12,369	102,415
CommVault Systems, Inc.(b)	2,206	94,174
Cornerstone OnDemand, Inc.(b)	3,005	100,848
Coupa Software, Inc.(a)(b)	3,388	596,593
Digimarc Corp.(a)(b)	535	8,961
Digital Turbine, Inc.(b)	5,004	29,323
DocuSign, Inc.(b)	8,429	882,938
Domo, Inc., Class B(a)(b)	1,249	24,293
Dynatrace, Inc.(b)	6,727	200,801
Ebix, Inc.	1,153	24,132
eGain Corp.(b)	937	7,777
Elastic NV(a)(b)	2,822	181,003
Envestnet, Inc.(b)	2,516	157,300
Everbridge, Inc.(b)	1,790	199,370
Fair Isaac Corp.(b)	1,525	538,234
FireEye, Inc.(b)	11,012	126,748
Five9, Inc.(b)	3,225	298,861
ForeScout Technologies, Inc.(b)	2,345	74,477
GTY Technology Holdings, Inc.(b)	3,238	12,661
Guidewire Software, Inc.(b)	4,342	394,427
HubSpot, Inc.(b)	2,198	370,649
Ideanomics, Inc.(b)	6,280	3,783
Intelligent Systems Corp.(a)(b)	339	11,370
j2 Global, Inc.	2,432	196,117
LivePerson, Inc.(b)	3,421	81,899
LogMeIn, Inc.	2,629	224,674
Majesco(b)	388	2,165
Manhattan Associates, Inc.(a)(b)	3,300	234,102
Medallia, Inc.(b)	3,430	73,676
MicroStrategy, Inc., Class A(b)	434	54,827
Mitek Systems, Inc.(a)(b)	797	7,436
MobileIron, Inc.(b)	5,085	25,883
Model N, Inc.(b)	1,819	52,496
NetScout Systems, Inc.(b)	3,761	99,591
New Relic, Inc.(a)(b)	2,569	137,930
Nuance Communications, Inc.(b)	15,181	306,656
Nutanix, Inc., Class A(b)	9,052	185,475
OneSpan, Inc.(b)	1,929	32,407
PagerDuty, Inc.(a)(b)	2,106	44,458
Paycom Software, Inc.(a)(b)	2,622	684,394
Pegasystems, Inc.	1,946	162,725
Phunware, Inc.(a)(b)	2,186	1,585

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Ping Identity Holding Corp.(b)	688	$17,145
Pluralsight, Inc., Class A(a)(b)	3,066	50,405
Progress Software Corp.	2,429	99,370
Proofpoint, Inc.(b)	2,914	354,721
PROS Holdings, Inc.(b)	1,901	65,375
PTC, Inc.(b)	5,597	387,592
Q2 Holdings, Inc.(b)	2,323	185,190
QAD, Inc., Class A	567	23,995
Qualys, Inc.(a)(b)	1,822	192,112
Rapid7, Inc.(b)	2,694	122,712
RealPage, Inc.(b)	4,116	265,441
Rimini Street, Inc.(b)	1,025	4,736
RingCentral, Inc., Class A(b)	3,967	906,579
Rosetta Stone, Inc.(b)	1,016	17,353
SailPoint Technologies Holding, Inc.(b)	4,579	85,124
SecureWorks Corp., Class A(b)	307	3,494
SharpSpring, Inc.(b)	560	3,858
ShotSpotter, Inc.(a)(b)	398	13,679
Smartsheet, Inc., Class A(a)(b)	4,720	248,838
SolarWinds Corp.(a)(b)	2,509	42,603
Sprout Social, Inc., Class A(b)	454	7,636
SPS Commerce, Inc.(b)	1,891	104,969
SVMK, Inc.(b)	4,607	72,330
Synchronoss Technologies, Inc.(b)	1,988	6,859
Telenav, Inc.(b)	1,667	7,785
Tenable Holdings, Inc.(b)	1,984	51,703
Trade Desk, Inc., Class A(a)(b)	2,093	612,370
Tyler Technologies, Inc.(b)	2,034	652,283
Upland Software, Inc.(b)	1,284	40,613
Varonis Systems, Inc.(b)	1,570	105,269
Verint Systems, Inc.(b)	3,551	151,770
VirnetX Holding Corp.(a)(b)	2,268	12,610
Workiva, Inc.(b)	2,030	77,851
Yext, Inc.(a)(b)	5,478	70,118
Zendesk, Inc.(b)	6,002	461,434
Zix Corp.(a)(b)	2,614	14,325
Zscaler, Inc.(b)	3,745	251,215
Zuora, Inc., Class A(b)	5,125	54,171
Zynga, Inc., Class A(b)	46,570	351,138

		16,062,384

Specialty Retail — 1.8%
Aaron’s, Inc.	3,627	115,738
Abercrombie & Fitch Co., Class A	3,634	38,448
America’s Car-Mart, Inc.(b)	390	25,720
American Eagle Outfitters, Inc.	8,236	65,476
Asbury Automotive Group, Inc.(b)	1,040	70,200
Ascena Retail Group, Inc.(b)	167	242
AutoNation, Inc.(b)	2,933	109,225
Barnes & Noble Education, Inc.(a)(b)	2,329	4,169
Bed Bath & Beyond, Inc.(a)	7,150	44,258
Boot Barn Holdings, Inc.(a)(b)	1,721	31,770
Buckle, Inc.	1,381	21,143
Burlington Stores, Inc.(b)	3,484	636,492

Security	Shares	Value

Specialty Retail (continued)
Caleres, Inc.	2,626	$21,297
Carvana Co.(b)	2,379	190,582
Cato Corp., Class A	1,035	11,654
Chico’s FAS, Inc.	5,664	8,496
Children’s Place, Inc.	890	26,308
Citi Trends, Inc.	536	6,089
Conn’s, Inc.(b)	866	5,854
Container Store Group, Inc.(b)	598	1,256
Designer Brands, Inc., Class A	3,803	24,149
Dick’s Sporting Goods, Inc.	3,349	98,427
Express, Inc.(b)	2,819	5,835
Five Below, Inc.(b)	2,932	264,349
Floor & Decor Holdings, Inc., Class A(a)(b)	3,449	146,238
Foot Locker, Inc.	5,683	145,655
GameStop Corp., Class A(a)	3,201	18,342
Genesco, Inc.(b)	995	18,835
GNC Holdings, Inc., Class A(a)(b)	2,984	1,717
Group 1 Automotive, Inc.	959	54,270
Guess?, Inc.	2,236	20,907
Haverty Furniture Cos., Inc.	837	11,325
Hibbett Sports, Inc.(b)	857	13,223
Hudson Ltd., Class A(b)	2,124	10,408
J. Jill, Inc.(b)	556	253
L Brands, Inc.	12,229	145,403
Lithia Motors, Inc., Class A	1,164	128,692
Lumber Liquidators Holdings, Inc.(b)	1,197	8,439
MarineMax, Inc.(b)	933	13,444
Michaels Cos., Inc.(a)(b)	3,568	10,847
Monro, Inc.	1,754	97,329
Murphy USA, Inc.(b)	1,478	157,850
National Vision Holdings, Inc.(a)(b)	4,031	106,821
Office Depot, Inc.	31,311	69,510
OneWater Marine, Inc., Class A(a)(b)	263	3,022
Party City Holdco, Inc.(b)	2,244	1,702
Penske Automotive Group, Inc.	1,904	68,506
Rent-A-Center, Inc.	2,551	50,778
RH(b)	860	123,651
RTW RetailWinds, Inc.(b)	745	232
Sally Beauty Holdings, Inc.(b)	6,359	61,746
Shoe Carnival, Inc.	466	11,007
Signet Jewelers Ltd.	2,517	25,321
Sleep Number Corp.(b)	1,440	43,056
Sonic Automotive, Inc., Class A	1,230	26,359
Sportsman’s Warehouse Holdings, Inc.(b)	2,093	14,986
Systemax, Inc.	536	10,645
Tailored Brands, Inc.(a)	2,097	3,481
Tilly’s, Inc., Class A	1,007	5,931
Urban Outfitters, Inc.(b)	3,831	66,430
Williams-Sonoma, Inc.	4,189	259,048
Winmark Corp.	118	17,700
Zumiez, Inc.(b)	1,205	25,474

		3,825,760

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	6,367	$54,056
AstroNova, Inc.	279	1,961
Avid Technology, Inc.(b)	1,351	9,484
Diebold Nixdorf, Inc.(b)	3,765	18,561
Immersion Corp.(b)	1,332	9,271
NCR Corp.(b)	6,825	140,049
Pure Storage, Inc., Class A(b)	12,851	185,054
Stratasys Ltd.(a)(b)	2,459	43,524
Synaptics, Inc.(b)	1,804	117,964
Xerox Holdings Corp.(b)	9,102	166,476

		746,400

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)(b)	7,594	115,809
Carter’s, Inc.	2,244	175,481
Centric Brands, Inc.(a)(b)	270	224
Columbia Sportswear Co.	1,655	120,633
Crocs, Inc.(b)	3,797	92,077
Culp, Inc.	407	2,894
Deckers Outdoor Corp.(b)	1,519	225,966
Delta Apparel, Inc.(b)	593	7,638
Fossil Group, Inc.(b)	2,445	9,682
G-III Apparel Group Ltd.(a)(b)	2,728	30,908
Hanesbrands, Inc.	18,759	186,464
Kontoor Brands, Inc.(b)	2,412	46,817
Movado Group, Inc.	763	7,867
Oxford Industries, Inc.	926	38,818
Ralph Lauren Corp.	2,636	194,484
Rocky Brands, Inc.	332	7,121
Skechers U.S.A., Inc., Class A(b)	7,075	199,374
Steven Madden Ltd.	4,473	112,138
Superior Group of Cos., Inc.	496	4,325
Unifi, Inc.(b)	716	7,411
Vera Bradley, Inc.(b)	851	4,689
Vince Holding Corp.(b)	135	806
Wolverine World Wide, Inc.	4,447	91,119

		1,682,745

Thrifts & Mortgage Finance — 1.0%
Axos Financial, Inc.(b)	2,893	66,684
Banc of California, Inc.(a)	2,186	22,778
Berkshire Hills Bancorp, Inc.	2,358	40,180
Bridgewater Bancshares, Inc.(b)	1,023	10,363
Brookline Bancorp, Inc.	3,331	34,010
Capitol Federal Financial, Inc.	7,132	85,513
Columbia Financial, Inc.(b)	3,218	45,551
Dime Community Bancshares, Inc.	1,461	24,004
ESSA Bancorp, Inc.	470	5,640
Essent Group Ltd.	5,197	141,982
Federal Agricultural Mortgage Corp., Class C	428	28,518

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
First Defiance Financial Corp.	1,940	$33,717
Flagstar Bancorp, Inc.	2,156	55,862
Flushing Financial Corp.	1,428	17,836
FS Bancorp, Inc.	192	8,054
Greene County Bancorp, Inc.	450	9,446
Hingham Institution for Savings	74	11,324
Home Bancorp, Inc.	574	14,580
HomeStreet, Inc.	902	23,046
Kearny Financial Corp.	4,348	40,436
Ladder Capital Corp.	5,943	47,247
LendingTree, Inc.(a)(b)	415	103,489
Luther Burbank Corp.	1,439	15,484
Malvern Bancorp, Inc.(b)	474	6,233
Merchants Bancorp	272	4,189
Meridian Bancorp, Inc.	2,352	27,707
Meta Financial Group, Inc.	1,593	29,343
MGIC Investment Corp.	18,894	138,115
MMA Capital Holdings, Inc.(b)	195	4,974
Mr Cooper Group, Inc.(b)	3,232	30,963
New York Community Bancorp, Inc.	23,715	257,545
NMI Holdings, Inc., Class A(b)	3,997	54,039
Northfield Bancorp, Inc.	2,382	26,845
Northwest Bancshares, Inc.	6,697	71,055
OceanFirst Financial Corp.	2,906	48,966
Ocwen Financial Corp.(a)(b)	5,694	2,401
OP Bancorp	872	6,156
PCSB Financial Corp.	942	12,858
Pioneer Bancorp, Inc.(a)(b)	699	7,395
Ponce de Leon Federal Bank(a)(b)	718	6,613
Provident Bancorp, Inc.(b)	357	3,406
Provident Financial Holdings, Inc.	238	3,106
Provident Financial Services, Inc.	2,893	41,515
Prudential Bancorp, Inc.	593	7,294
Radian Group, Inc.	11,080	165,978
Riverview Bancorp, Inc.	1,280	7,078
Southern Missouri Bancorp, Inc.	443	10,512
Sterling Bancorp, Inc.	690	2,491
Territorial Bancorp, Inc.	588	14,776
TFS Financial Corp.	3,016	41,168
Timberland Bancorp, Inc.	537	10,391
TrustCo Bank Corp. NY	3,947	24,866
Velocity Financial, Inc.(b)	346	1,311
Walker & Dunlop, Inc.	1,578	60,643
Washington Federal, Inc.	3,912	104,607
Waterstone Financial, Inc.	1,194	17,337
Western New England Bancorp, Inc.	2,243	13,480
WSFS Financial Corp.	2,789	81,383

		2,232,483

Tobacco — 0.1%
22nd Century Group, Inc.(b)	4,799	4,512
Pyxus International, Inc.(a)(b)	320	838
Turning Point Brands, Inc.	412	9,600
Universal Corp.	1,299	62,833
Vector Group Ltd.	5,197	55,608

		133,391

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.9%
Air Lease Corp.	5,804	$151,775
Applied Industrial Technologies, Inc.	1,963	102,842
Beacon Roofing Supply, Inc.(b)	2,948	64,856
BlueLinx Holdings, Inc.(b)	357	1,953
BMC Stock Holdings, Inc.(b)	3,662	77,818
CAI International, Inc.(a)(b)	723	11,922
DXP Enterprises, Inc.(b)	783	11,682
EVI Industries, Inc.(b)	255	4,659
Foundation Building Materials, Inc.(b)	1,014	11,864
GATX Corp.	1,920	113,856
General Finance Corp.(a)(b)	582	3,393
GMS, Inc.(b)	2,360	43,377
H&E Equipment Services, Inc.	1,513	24,601
HD Supply Holdings, Inc.(b)	8,737	259,314
Herc Holdings, Inc.(b)	1,145	32,323
Kaman Corp.	1,632	63,256
Lawson Products, Inc.(b)	217	7,293
MRC Global, Inc.(b)	3,770	20,207
MSC Industrial Direct Co., Inc., Class A	2,344	139,796
NOW, Inc.(b)	6,819	42,073
Rush Enterprises, Inc., Class A	1,472	55,200
Rush Enterprises, Inc., Class B	335	11,829
SiteOne Landscape Supply, Inc.(a)(b)	2,166	191,973
Textainer Group Holdings Ltd.(a)(b)	1,992	17,490
Titan Machinery, Inc.(b)	920	8,648
Transcat, Inc.(b)	318	8,933
Triton International Ltd.	2,936	90,957
Univar Solutions, Inc.(a)(b)	8,958	130,070
Veritiv Corp.(a)(b)	697	6,531
Watsco, Inc.	1,701	273,844
WESCO International, Inc.(a)(b)	2,371	61,338
Willis Lease Finance Corp.(b)	123	2,461

		2,048,134

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	3,976	109,698

Water Utilities — 0.5%
American States Water Co.	1,997	158,502
Artesian Resources Corp., Class A	484	16,713
Cadiz, Inc.(b)	909	9,699
California Water Service Group	2,573	115,579

Security	Shares	Value

Water Utilities (continued)
Consolidated Water Co. Ltd.	675	$10,138
Essential Utilities, Inc.	11,632	486,101
Global Water Resources, Inc.	556	5,977
Middlesex Water Co.	896	54,029
Pure Cycle Corp.(a)(b)	854	8,771
SJW Group	1,421	84,592
York Water Co.	605	24,394

		974,495

Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(b)	2,361	32,912
Gogo, Inc.(a)(b)	2,348	3,827
Shenandoah Telecommunications Co.	2,595	138,859
Spok Holdings, Inc.	799	8,198
Telephone & Data Systems, Inc.	5,659	111,030
United States Cellular Corp.(b)	951	30,270

		325,096

Total Common Stocks — 98.1% (Cost — $215,230,139)		212,395,723

Investment Companies — 0.9%

Equity Fund — 0.9%
iShares Russell 2000 ETF(a)(f)	8,111	1,056,944
iShares Russell Mid-Cap ETF(a)(f)	16,578	817,959

Total Investment Companies — 0.9% (Cost — $1,669,046)		1,874,903

Total Long-Term Investments — 99.0% (Cost — $216,899,185)		214,270,626

Short-Term Securities — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.92%(d)(e)(f)	22,650,080	22,674,995
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.21%(d)(f)	1,566,284	1,566,284

Total Short-Term Securities — 11.2% (Cost — $24,219,451)		24,241,279

Total Investments — 110.2% (Cost — $241,118,636)		238,511,905

Liabilities in Excess of Other Assets — (10.2)%		(22,074,172)

Net Assets — 100.0%		$216,437,733

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund

(f)	Investments in issuers considered to be an affiliate/affiliates of the fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,171,717	7,478,363	(b)	—	22,650,080	$22,674,995	$148,995	(c)	$(2,968)	$17,449
BlackRock Cash Funds: Treasury, SL Agency Shares	1,035,862	530,422	(b)	—	1,566,284	1,566,284	19,291		—	—
PennyMac Mortgage Investment Trust	3,109	2,118		(82)	5,145	53,508	4,466		30	(43,226)
iShares Russell 2000 ETF	4,541	36,582		(33,012)	8,111	1,056,944	8,942		(318,246)	117,213
iShares Russell Mid-Cap ETF	10,293	93,450		(87,165)	16,578	817,959	8,618		(207,225)	59,830

						$26,169,690	$190,312		$(528,409)	$151,266

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased/sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)

Radian	Radian Guaranty, Inc.

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	11	06/19/20	$719	$13,512
S&P MidCap 400 E-Mini Index	6	06/19/20	985	12,464

				$25,976

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$212,395,676	$—	$47	$212,395,723
Investment Companies	1,874,903	—	—	1,874,903
Short-Term Securities:
Short-Term Securities	24,241,279	—	—	24,241,279

	$238,511,858	$—	$47	$238,511,905

Derivative Financial Instruments(b)
Assets:
Equity contracts	$25,976	$—	$—	$25,976

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.